The Hartford Growth Opportunities Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.0%
	Automobiles & Components - 1.6%
32,082	Tesla, Inc.*	$45,901,642
412,895	Thor Industries, Inc.	47,065,901

		92,967,543

	Capital Goods - 1.9%
713,242	Fortive Corp.	50,062,456
591,286	Trane Technologies plc	66,147,165

		116,209,621

	Commercial & Professional Services - 3.0%
588,141	Copart, Inc.*	54,844,148
146,614	CoStar Group, Inc.*	124,586,713

		179,430,861

	Consumer Durables & Apparel - 2.3%
1,210,157	Peloton Interactive, Inc. Class A*	82,556,911
551,840	Polaris, Inc.	57,187,179

		139,744,090

	Consumer Services - 2.5%
1,989,401	Aramark	42,016,149
1,501,787	DraftKings, Inc.(1)(2)	49,003,310
25,527	DraftKings, Inc. Class A*	851,964
284,402	Vail Resorts, Inc.	54,613,716

		146,485,139

	Diversified Financials - 0.9%
975,537	Blackstone Group, Inc. Class A	51,976,611

	Food, Beverage & Tobacco - 3.2%
580,750	Constellation Brands, Inc. Class A	103,489,650
1,087,780	Monster Beverage Corp.*	85,368,974

		188,858,624

	Health Care Equipment & Services - 9.1%
265,797	ABIOMED, Inc.*	79,723,152
196,289	Align Technology, Inc.*	57,673,634
458,674	Danaher Corp.	93,477,761
174,852	DexCom, Inc.*	76,155,040
507,095	Insulet Corp.*	103,122,839
123,475	Intuitive Surgical, Inc.*	84,634,704
574,058	Novocure Ltd.*	43,507,856

		538,294,986

	Media & Entertainment - 8.5%
553,540	Facebook, Inc. Class A*	140,416,492
233,188	Live Nation Entertainment, Inc.*	10,915,530
880,360	Match Group, Inc.*	90,412,972
121,120	Netflix, Inc.*	59,213,146
2,319,948	Snap, Inc. Class A*	52,013,234
390,429	Spotify Technology S.A.*	100,660,405
416,879	Walt Disney Co.	48,749,830

		502,381,609

	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
160,971	Argenx SE ADR*	37,044,256
161,306	Ascendis Pharma A/S ADR*	22,197,319
997,717	AstraZeneca plc ADR	55,652,654
102,819	Biogen, Inc.*	28,243,351
2,039,339	Elanco Animal Health, Inc.*	48,189,581
894,829	Exact Sciences Corp.*	84,785,048
312,516	Galapagos N.V.*	58,040,653
16,322	Galapagos N.V. ADR*(3)	3,005,533
118,207	Reata Pharmaceuticals, Inc. Class A*	17,459,174

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
275,093	Thermo Fisher Scientific, Inc.	$113,874,747

		468,492,316

	Real Estate - 0.0%
29,564	We Co. Class A(1)(2)(4)	149,594

	Retailing - 13.6%
149,991	Amazon.com, Inc.*	474,673,518
48,583	Booking Holdings, Inc.*	80,751,262
123,196	JAND, Inc. Class A(1)(2)(4)	2,137,451
860,862	Lowe’s Cos., Inc.	128,190,960
2,193,881	TJX Cos., Inc.	114,059,873
171,581	Tory Burch LLC(1)(2)(4)	6,530,372

		806,343,436

	Semiconductors & Semiconductor Equipment - 8.0%
2,029,967	Advanced Micro Devices, Inc.*	157,180,345
2,335,383	Marvell Technology Group Ltd.	85,171,418
550,393	NVIDIA Corp.	233,691,364

		476,043,127

	Software & Services - 19.5%
876,554	2U, Inc.*	41,281,311
108,769	Fair Isaac Corp.*	47,770,257
1,016,049	GoDaddy, Inc. Class A*	71,407,924
710,175	Guidewire Software, Inc.*	83,559,190
366,147	Leidos Holdings, Inc.	34,842,548
31,114	Paycom Software, Inc.*	8,847,888
1,203,737	PayPal Holdings, Inc.*	236,016,714
95,510	RingCentral, Inc. Class A*	27,723,688
158,721	ServiceNow, Inc.*	69,710,263
780,622	Splunk, Inc.*	163,790,108
1,538,335	Square, Inc. Class A*	199,752,800
933,808	Workday, Inc. Class A*	168,944,543

		1,153,647,234

	Technology Hardware & Equipment - 10.3%
1,440,156	Apple, Inc.	612,123,906

	Telecommunication Services - 0.9%
4,762,681	Churchill Capital Corp. Class A*(3)	49,341,375
569,183	Digital Landscape Group, Inc.*	4,285,948

		53,627,323

	Transportation - 0.8%
1,509,637	Uber Technologies, Inc.*	45,681,616

	Total Common Stocks (cost $3,808,839,341)	$5,572,457,636

Exchange-Traded Funds - 0.7%
	Other Investment Pools & Funds - 0.7%
183,990	iShares Russell 1000 Growth ETF	38,063,851

	Total Exchange-Traded Funds (cost $34,157,087)	$38,063,851

Convertible Preferred Stocks - 1.6%
	Commercial & Professional Services - 0.1%
470,535	Rubicon Global Holdings LLC Series C(1)(2)(4)	7,966,158

	Real Estate - 0.1%
404,267	We Co. Series D1(1)(2)(4)	3,165,411
317,638	We Co. Series D2(1)(2)(4)	2,487,105

		5,652,516

	Retailing - 0.9%
4,434,460	Coupang LLC (1)(2)(4)	35,963,471
272,032	Honest Co., Inc. Series C(1)(2)(4)	9,507,518
275,096	JAND, Inc. Series D(1)(2)(4)	4,918,716

		50,389,705

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Software & Services - 0.5%
5,668,755	Essence Group Holdings Corp. Series 3(1)(2)(4)		$13,605,012
743,470	Lookout, Inc. Series F(1)(2)(4)		6,326,930
1,078,374	MarkLogic Corp. Series F(1)(2)(4)		10,018,094

			29,950,036

	Total Convertible Preferred Stocks (cost $75,631,055)		$93,958,415

Escrows - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.(1)(2)(4)		147,813

	Software & Services - 0.0%
566,228	Veracode, Inc.(1)(2)(4)		308,028

	Total Escrows (cost $—)		$455,841

Warrants - 0.0%
	Consumer Services - 0.0%
10,530	DraftKings, Inc. Expires 04/23/2025(1)(2)		225,237

	Diversified Financials - 0.0%
1,609,100	Digital Landscape Group, Inc. Expires 2/10/23*		241,365

	Total Warrants (cost $16,091)		$466,602

	Total Long-Term Investments (cost $3,918,643,574)		$5,705,402,345

Short-Term Investments - 1.8%
	Repurchase Agreements - 1.7%
104,224,065	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $104,224,673; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $12,739,448 and U.S. Treasury Note at 2.625%, maturing 01/31/2026, with a market value of $22,539,840 and U.S. Treasury Note at 2.625%, maturing 12/31/2025, with a market value of $71,029,328		$104,224,065

	Securities Lending Collateral - 0.1%
300,207	Citibank NA DDCA, 0.09%, 8/3/2020(6)		300,207
350,308	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.08%(6)		350,308
5,353,628	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(6)		5,353,628

			6,004,143

	Total Short-Term Investments (cost $110,228,208)		$110,228,208

	Total Investments (cost $4,028,871,782)	98.1%	$5,815,630,553
	Other Assets and Liabilities	1.9%	109,851,636

	Total Net Assets	100.0%	$5,925,482,189

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

*	Non-income producing.
(1)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $152,460,220 or 2.6% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
11/2014	Coupang LLC Convertible Preferred	4,434,460	$13,805,010	$35,963,471
02/2014	DraftKings, Inc.	1,501,787	6,038,788	49,003,310
12/2014	DraftKings, Inc. Warrants	10,530	—	225,237
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	8,964,002	13,605,012
08/2014	Honest Co., Inc. Series C Convertible Preferred	272,032	7,360,452	9,507,518
04/2015	JAND, Inc. Class A	123,196	1,414,943	2,137,451
04/2015	JAND, Inc. Series D Convertible Preferred	275,096	3,159,560	4,918,716
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,326,930
04/2015	MarkLogic Corp. Series F Convertible Preferred	1,078,374	12,524,451	10,018,094
08/2014	One Kings Lane, Inc.	923,832	—	147,813
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	7,966,158
11/2013	Tory Burch LLC	171,581	13,447,917	6,530,372
08/2014	Veracode, Inc.	566,228	—	308,028
12/2014	We Co. Class A	29,564	492,275	149,594
12/2014	We Co. Series D1 Convertible Preferred	404,267	6,731,515	3,165,411
12/2014	We Co. Series D2 Convertible Preferred	317,638	5,289,041	2,487,105

			$97,112,800	$152,460,220

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $152,460,220, which represented 2.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(4)	Investment valued using significant unobservable inputs.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$92,967,543	$92,967,543	$—	$—
Capital Goods	116,209,621	116,209,621	—	—
Commercial & Professional Services	179,430,861	179,430,861	—	—
Consumer Durables & Apparel	139,744,090	139,744,090	—	—
Consumer Services	146,485,139	97,481,829	49,003,310	—
Diversified Financials	51,976,611	51,976,611	—	—
Food, Beverage & Tobacco	188,858,624	188,858,624	—	—
Health Care Equipment & Services	538,294,986	538,294,986	—	—
Media & Entertainment	502,381,609	502,381,609	—	—
Pharmaceuticals, Biotechnology & Life Sciences	468,492,316	410,451,663	58,040,653	—
Real Estate	149,594	—	—	149,594
Retailing	806,343,436	797,675,613	—	8,667,823
Semiconductors & Semiconductor Equipment	476,043,127	476,043,127	—	—
Software & Services	1,153,647,234	1,153,647,234	—	—
Technology Hardware & Equipment	612,123,906	612,123,906	—	—
Telecommunication Services	53,627,323	53,627,323	—	—
Transportation	45,681,616	45,681,616	—	—
Exchange-Traded Funds	38,063,851	38,063,851	—	—
Convertible Preferred Stocks	93,958,415	—	—	93,958,415
Escrows	455,841	—	—	455,841
Warrants	466,602	241,365	225,237	—
Short-Term Investments	110,228,208	6,004,143	104,224,065	—

Total	$5,815,630,553	$5,500,905,615	$211,493,265	$103,231,673

(1)

For the period ended July 31, 2020, investments valued at $7,040,846 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$81,651,451	$86,994,121	$576,266	$169,221,838
Purchases	-	-	-	-
Sales	(56,946,138)	-	(193,442)	(57,139,580)
Total realized gain/(loss)	9,576,536	-	193,442	9,769,978
Net change in unrealized appreciation/(depreciation)	(18,423,586)	6,964,294	(120,425)	(11,579,717)
Transfers out of Level 3	(7,040,846)	-	-	(7,040,846)
Ending balance	$8,817,417	$93,958,415	$455,841	$103,231,673

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2020 was $4,627,646

The Hartford Small Cap Growth Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 1.7%
81,732	Fox Factory Holding Corp.*	$7,274,148
73,687	Thor Industries, Inc.	8,399,581

		15,673,729

	Banks - 2.5%
169,470	First Hawaiian, Inc.	2,945,389
598,328	MGIC Investment Corp.	4,948,172
321,428	Sterling Bancorp	3,616,065
167,551	Synovus Financial Corp.	3,376,153
196,272	Triumph Bancorp, Inc.*	5,142,326
93,963	Western Alliance Bancorp	3,377,970

		23,406,075

	Capital Goods - 10.8%
169,762	Aerojet Rocketdyne Holdings, Inc.*	7,002,682
143,711	Altra Industrial Motion Corp.	4,919,228
132,351	Applied Industrial Technologies, Inc.	8,353,995
50,294	Armstrong World Industries, Inc.	3,582,945
49,337	Axon Enterprise, Inc.*	4,101,385
116,023	BWX Technologies, Inc.	6,325,574
45,446	Curtiss-Wright Corp.	4,050,147
81,679	EnerSys	5,493,730
96,872	Hexcel Corp.	3,613,326
111,879	ITT, Inc.	6,458,775
99,226	John Bean Technologies Corp.	9,303,430
69,617	Mercury Systems, Inc.*	5,390,444
131,722	Patrick Industries, Inc.	8,423,622
216,026	Rexnord Corp.	6,258,273
167,454	SPX Corp.*	7,033,068
136,828	SPX FLOW, Inc.*	5,484,066
34,650	Trex Co., Inc.*	4,827,784

		100,622,474

	Commercial & Professional Services - 3.8%
118,210	ASGN, Inc.*	8,092,657
89,884	Clean Harbors, Inc.*	5,357,086
114,796	Exponent, Inc.	9,649,752
78,061	Insperity, Inc.	5,219,158
79,829	Tetra Tech, Inc.	7,076,841

		35,395,494

	Consumer Durables & Apparel - 6.7%
51,429	Carter’s, Inc.	4,048,491
47,315	Deckers Outdoor Corp.*	9,900,664
106,704	PVH Corp.	5,192,217
228,774	Smith & Wesson Brands, Inc.*	5,465,411
251,754	Steven Madden Ltd.	5,332,150
90,448	TopBuild Corp.*	11,931,900
558,993	Under Armour, Inc. Class C*	5,304,843
247,851	Wolverine World Wide, Inc.	5,958,338
186,044	YETI Holdings, Inc.*	9,095,691

		62,229,705

	Consumer Services - 3.2%
63,836	Churchill Downs, Inc.	8,842,563
65,303	Dunkin’ Brands Group, Inc.	4,488,275
206,259	Penn National Gaming, Inc.*	6,981,867
62,481	Wingstop, Inc.	9,762,656

		30,075,361

	Diversified Financials - 1.4%
137,121	OneMain Holdings, Inc.	3,935,372
650,214	SLM Corp.	4,401,949

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
93,006	Stifel Financial Corp.	$4,508,931

		12,846,252

	Food & Staples Retailing - 0.7%
241,860	Performance Food Group Co.*	6,776,917

	Food, Beverage & Tobacco - 2.7%
5,509	Boston Beer Co., Inc. Class A*	4,464,714
92,113	Freshpet, Inc.*	8,847,454
475,561	Hostess Brands, Inc.*	6,030,113
252,733	Simply Good Foods Co.*	6,075,701

		25,417,982

	Health Care Equipment & Services - 12.5%
54,364	Addus HomeCare Corp.*	5,241,233
24,588	Amedisys, Inc.*	5,757,526
119,664	AtriCure, Inc.*	4,883,488
111,434	Cardiovascular Systems, Inc.*	3,396,508
159,938	Globus Medical, Inc. Class A*	7,705,813
154,968	Health Catalyst, Inc.	5,408,383
249,637	HMS Holdings Corp.*	8,113,203
14,006	ICU Medical, Inc.*	2,573,322
106,389	Integer Holdings Corp.*	6,997,205
115,828	Integra LifeSciences Holdings Corp.*	5,530,787
41,127	iRhythm Technologies, Inc.*	5,119,489
9,400	iTeos Therapeutics, Inc.*	184,992
53,856	LHC Group, Inc.*	10,507,844
88,923	NuVasive, Inc.*	5,081,060
155,713	Omnicell, Inc.*	10,945,067
241,644	OraSure Technologies, Inc.*	4,385,839
81,614	Providence Service Corp.*	6,611,550
623,929	R1 RCM, Inc.*	8,529,110
87,305	Tandem Diabetes Care, Inc.*	9,119,880

		116,092,299

	Household & Personal Products - 0.6%
263,501	BellRing Brands, Inc. Class A*	5,235,765

	Insurance - 1.5%
161,059	James River Group Holdings Ltd.	7,460,253
80,430	Kemper Corp.	6,315,364

		13,775,617

	Materials - 3.4%
217,588	Axalta Coating Systems Ltd.*	4,830,454
155,348	Boise Cascade Co.	7,237,663
430,860	Graphic Packaging Holding Co.	6,006,188
89,260	Ingevity Corp.*	5,219,925
253,657	Louisiana-Pacific Corp.	8,033,317

		31,327,547

	Media & Entertainment - 1.2%
113,690	Cardlytics, Inc.*	7,551,290
119,878	Cargurus, Inc.*	3,463,275

		11,014,565

	Pharmaceuticals, Biotechnology & Life Sciences - 20.2%
181,109	Adverum Biotechnologies, Inc.*	3,037,198
406,380	Akebia Therapeutics, Inc.*	4,539,265
15,100	Akero Therapeutics, Inc.*	530,161
19,000	Akouos, Inc.*	371,450
73,998	Allakos, Inc.*(1)	5,555,030
454,323	Amicus Therapeutics, Inc.*	6,564,967
159,950	Apellis Pharmaceuticals, Inc.*	4,141,105
38,947	Arena Pharmaceuticals, Inc.*	2,390,956
58,353	Arrowhead Pharmaceuticals, Inc.*	2,513,264
96,220	Biohaven Pharmaceutical Holding Co., Ltd.*	6,161,929
108,999	ChemoCentryx, Inc.*	5,745,337
132,733	Constellation Pharmaceuticals, Inc.*	3,569,190

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
203,428	Cytokinetics, Inc.*	$4,398,113
203,490	Dicerna Pharmaceuticals, Inc.*	4,375,035
64,303	Emergent BioSolutions, Inc.*	7,153,066
36,600	Forma Therapeutics Holdings, Inc.*	1,279,536
33,900	Generation Bio Co.*	665,796
273,963	Heron Therapeutics, Inc.*	4,462,857
177,997	Homology Medicines, Inc.*	2,340,661
620,876	ImmunoGen, Inc.*	2,551,800
261,573	Karyopharm Therapeutics, Inc.*	4,198,247
81,891	Kodiak Sciences, Inc.*	3,794,010
31,941	Madrigal Pharmaceuticals, Inc.*	3,277,466
173,742	Mersana Therapeutics, Inc.*	3,453,991
66,051	Mirati Therapeutics, Inc.*	8,012,647
215,555	Momenta Pharmaceuticals, Inc.*	6,356,717
80,149	MyoKardia, Inc.*	7,223,829
154,689	NanoString Technologies, Inc.*	5,585,820
17,665	Novavax, Inc.*	2,527,861
37,400	Nurix Therapeutics, Inc.*	725,186
38,432	Oyster Point Pharma, Inc.*	859,724
82,582	Pacira BioSciences, Inc.*	4,344,639
74,437	Principia Biopharma, Inc.*	6,222,933
133,447	PTC Therapeutics, Inc.*	6,182,600
206,281	Radius Health, Inc.*	2,588,827
128,195	RAPT Therapeutics, Inc.*	2,769,012
23,529	Reata Pharmaceuticals, Inc. Class A*	3,475,233
38,111	Repligen Corp.*	5,751,331
182,218	Revance Therapeutics, Inc.*	4,278,479
170,048	Rhythm Pharmaceuticals, Inc.*	3,268,323
240,083	TG Therapeutics, Inc.*	4,700,825
206,181	Theravance Biopharma, Inc.*	4,004,035
141,752	Tricida, Inc.*	1,896,642
79,184	Turning Point Therapeutics, Inc.*	4,690,068
59,115	Ultragenyx Pharmaceutical, Inc.*	4,620,428
174,895	Veracyte, Inc.*	6,238,505
127,393	Y-mAbs Therapeutics, Inc.*	4,475,316

		187,869,410

	Real Estate - 2.9%
218,394	Columbia Property Trust, Inc. REIT	2,611,992
43,588	Coresite Realty Corp. REIT	5,625,032
168,902	Corporate Office Properties Trust REIT	4,472,525
254,232	Essential Properties Realty Trust, Inc. REIT	4,093,135
414,998	Independence Realty Trust, Inc. REIT	4,772,477
41,536	PS Business Parks, Inc. REIT	5,729,891

		27,305,052

	Retailing - 1.5%
126,424	Floor & Decor Holdings, Inc. Class A*	8,331,342
185,283	Foot Locker, Inc.	5,445,467

		13,776,809

	Semiconductors & Semiconductor Equipment - 4.8%
150,709	Axcelis Technologies, Inc.*	4,433,859
84,138	Cirrus Logic, Inc.*	5,765,977
234,531	Cohu, Inc.	4,416,219
10,091	Entegris, Inc.	725,644
96,991	First Solar, Inc.*	5,775,814
237,804	FormFactor, Inc.*	6,858,267
132,733	Onto Innovation, Inc.*	5,019,962
66,208	Power Integrations, Inc.	8,079,362
48,500	Synaptics, Inc.*	3,880,970

		44,956,074

	Software & Services - 14.3%
81,028	Blackbaud, Inc.	5,067,491
25,854	CACI International, Inc. Class A*	5,372,978
68,493	Everbridge, Inc.*	9,780,800

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
72,632	ExlService Holdings, Inc.*		$4,652,806
71,805	Five9, Inc.*		8,675,480
133,080	LiveRamp Holdings, Inc.*		6,064,456
58,326	Manhattan Associates, Inc.*		5,587,048
255,287	Medallia, Inc.*		7,844,969
185,255	Mimecast Ltd.*		8,694,017
31,550	Paylocity Holding Corp.*		4,202,460
48,629	Pegasystems, Inc.		5,684,244
188,476	Perficient, Inc.*		7,390,144
104,197	Q2 Holdings, Inc.*		9,799,728
165,315	Rapid7, Inc.*		9,847,815
115,097	Science Applications International Corp.		9,205,458
123,185	Sprout Social, Inc. Class A*(1)		3,558,815
428,058	SVMK, Inc.*		10,264,831
52,683	Varonis Systems, Inc.*		5,708,203
576,606	Verra Mobility Corp.*		5,898,679

			133,300,422

	Technology Hardware & Equipment - 2.6%
196,080	CTS Corp.		3,894,149
102,610	Itron, Inc.*		7,137,552
92,179	Lumentum Holdings, Inc.*		8,556,976
244,086	Pure Storage, Inc. Class A*		4,359,376

			23,948,053

	Telecommunication Services - 0.4%
23,542	Bandwidth, Inc. Class A*		3,408,411

	Transportation - 0.5%
168,473	Marten Transport Ltd.		4,484,751

	Total Common Stocks (cost $762,749,509)		$928,938,764

Short-Term Investments - 0.4%
	Repurchase Agreements - 0.1%
738,483	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.07%, due on 08/03/2020 with a maturity value of $738,487; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $753,341		$738,483

	Securities Lending Collateral - 0.3%
149,783	Citibank NA DDCA, 0.09%, 8/3/2020(2)		149,783
174,780	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)		174,781
2,671,100	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(2)		2,671,100

			2,995,664

	Total Short-Term Investments (cost $3,734,147)		$3,734,147

	Total Investments (cost $766,483,656)	100.3%	$932,672,911
	Other Assets and Liabilities	(0.3)%	(2,630,920)

	Total Net Assets	100.0%	$930,041,991

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford Small Cap Growth Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$15,673,729	$15,673,729	$—	$—
Banks	23,406,075	23,406,075	—	—
Capital Goods	100,622,474	100,622,474	—	—
Commercial & Professional Services	35,395,494	35,395,494	—	—
Consumer Durables & Apparel	62,229,705	62,229,705	—	—
Consumer Services	30,075,361	30,075,361	—	—
Diversified Financials	12,846,252	12,846,252	—	—
Food & Staples Retailing	6,776,917	6,776,917	—	—
Food, Beverage & Tobacco	25,417,982	25,417,982	—	—
Health Care Equipment & Services	116,092,299	116,092,299	—	—
Household & Personal Products	5,235,765	5,235,765	—	—
Insurance	13,775,617	13,775,617	—	—
Materials	31,327,547	31,327,547	—	—
Media & Entertainment	11,014,565	11,014,565	—	—
Pharmaceuticals, Biotechnology & Life Sciences	187,869,410	187,869,410	—	—
Real Estate	27,305,052	27,305,052	—	—
Retailing	13,776,809	13,776,809	—	—
Semiconductors & Semiconductor Equipment	44,956,074	44,956,074	—	—
Software & Services	133,300,422	133,300,422	—	—
Technology Hardware & Equipment	23,948,053	23,948,053	—	—
Telecommunication Services	3,408,411	3,408,411	—	—
Transportation	4,484,751	4,484,751	—	—
Short-Term Investments	3,734,147	2,995,664	738,483	—

Total	$932,672,911	$931,934,428	$738,483	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Quality Value Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Banks - 12.6%
273,169	Bank of America Corp.	$6,796,445
32,608	Bank of Nova Scotia	1,340,841
74,325	Citigroup, Inc.	3,716,993
74,599	JP Morgan Chase & Co.	7,209,247
30,771	PNC Financial Services Group, Inc.	3,282,343

		22,345,869

	Capital Goods - 10.1%
10,926	3M Co.	1,644,035
15,832	Deere & Co.	2,791,340
26,349	Eaton Corp. plc	2,453,882
18,512	Honeywell International, Inc.	2,765,137
81,360	Johnson Controls International plc	3,130,733
5,304	Lockheed Martin Corp.	2,010,057
53,529	Raytheon Technologies Corp.	3,034,024

		17,829,208

	Consumer Services - 1.8%
16,105	McDonald’s Corp.	3,128,879

	Diversified Financials - 1.4%
17,893	American Express Co.	1,669,775
1,397	BlackRock, Inc.	803,289

		2,473,064

	Energy - 5.6%
50,041	Chevron Corp.	4,200,442
32,172	EOG Resources, Inc.	1,507,258
46,362	Exxon Mobil Corp.	1,950,913
58,953	Total SE ADR	2,220,170

		9,878,783

	Food & Staples Retailing - 1.9%
35,467	Kroger Co.	1,233,897
39,365	Sysco Corp.	2,080,440

		3,314,337

	Food, Beverage & Tobacco - 6.0%
26,269	General Mills, Inc.	1,662,040
34,507	Kellogg Co.	2,380,638
44,148	Mondelez International, Inc. Class A	2,449,772
6,681	Nestle S.A. ADR	787,356
42,901	Philip Morris International, Inc.	3,295,226

		10,575,032

	Health Care Equipment & Services - 7.3%
8,871	Becton Dickinson and Co.	2,495,767
18,235	Hill-Rom Holdings, Inc.	1,772,807
40,833	Koninklijke Philips N.V. ADR*	2,113,108
40,808	Medtronic plc	3,937,156
8,644	UnitedHealth Group, Inc.	2,617,230

		12,936,068

	Insurance - 5.9%
50,819	American International Group, Inc.	1,633,323
21,792	Chubb Ltd.	2,772,814
21,460	Marsh & McLennan Cos., Inc.	2,502,236
40,039	Principal Financial Group, Inc.	1,698,855
27,853	Prudential Financial, Inc.	1,765,044

		10,372,272

	Materials - 3.7%
27,531	Celanese Corp.	2,676,013
18,127	FMC Corp.	1,922,369

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
18,705	PPG Industries, Inc.	$2,013,593

		6,611,975

	Media & Entertainment - 2.2%
93,278	Comcast Corp. Class A	3,992,298

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
45,610	AstraZeneca plc ADR	2,544,126
31,704	Merck & Co., Inc.	2,543,929
22,430	Novartis AG ADR	1,842,400
140,796	Pfizer, Inc.	5,417,830

		12,348,285

	Real Estate - 4.1%
7,156	American Tower Corp. REIT	1,870,507
142,986	Host Hotels & Resorts, Inc. REIT	1,541,389
8,543	Public Storage REIT	1,707,575
100,196	VICI Properties, Inc. REIT	2,175,255

		7,294,726

	Retailing - 4.8%
571,800	Allstar Co.(1)(2)(3)	223,002
22,794	Lowe’s Cos., Inc.	3,394,255
21,317	Target Corp.	2,683,384
41,159	TJX Cos., Inc.	2,139,856

		8,440,497

	Semiconductors & Semiconductor Equipment - 7.6%
9,437	Broadcom, Inc.	2,989,170
78,810	Intel Corp.	3,761,601
12,082	KLA Corp.	2,414,346
22,050	QUALCOMM, Inc.	2,328,700
15,627	Texas Instruments, Inc.	1,993,224

		13,487,041

	Software & Services - 2.6%
11,483	Accenture plc Class A	2,581,149
15,799	International Business Machines Corp.	1,942,329

		4,523,478

	Technology Hardware & Equipment - 1.9%
71,298	Cisco Systems, Inc.	3,358,136

	Telecommunication Services - 3.6%
112,411	Verizon Communications, Inc.	6,461,384

	Transportation - 1.2%
16,532	J.B. Hunt Transport Services, Inc.	2,139,241

	Utilities - 6.5%
45,325	Alliant Energy Corp.	2,440,751
41,941	Avangrid, Inc.	2,088,242
29,183	Dominion Energy, Inc.	2,364,699
27,593	Eversource Energy	2,485,302
17,183	Sempra Energy	2,138,596

		11,517,590

	Total Common Stocks (cost $165,835,261)	$173,028,163

Short-Term Investments - 1.5%
	Repurchase Agreements - 1.5%
2,738,013	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.07%, due on 08/03/2020 with a maturity value of $2,738,029; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $2,792,848	$2,738,013

	Total Short-Term Investments (cost $2,738,013)	$2,738,013

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $168,573,274)	99.3%	$175,766,176
Other Assets and Liabilities	0.7%	1,205,170

Total Net Assets	100.0%	$176,971,346

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $223,002 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	571,800	$ 248,744	$ 223,002

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of this security was $223,002, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$22,345,869	$22,345,869	$—	$—
Capital Goods	17,829,208	17,829,208	—	—
Consumer Services	3,128,879	3,128,879	—	—
Diversified Financials	2,473,064	2,473,064	—	—
Energy	9,878,783	9,878,783	—	—
Food & Staples Retailing	3,314,337	3,314,337	—	—
Food, Beverage & Tobacco	10,575,032	10,575,032	—	—
Health Care Equipment & Services	12,936,068	12,936,068	—	—
Insurance	10,372,272	10,372,272	—	—
Materials	6,611,975	6,611,975	—	—
Media & Entertainment	3,992,298	3,992,298	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,348,285	12,348,285	—	—
Real Estate	7,294,726	7,294,726	—	—
Retailing	8,440,497	8,217,495	—	223,002
Semiconductors & Semiconductor Equipment	13,487,041	13,487,041	—	—
Software & Services	4,523,478	4,523,478	—	—
Technology Hardware & Equipment	3,358,136	3,358,136	—	—
Telecommunication Services	6,461,384	6,461,384	—	—
Transportation	2,139,241	2,139,241	—	—
Utilities	11,517,590	11,517,590	—	—
Short-Term Investments	2,738,013	—	2,738,013	—

Total	$175,766,176	$172,805,161	$2,738,013	$223,002

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

Hartford Schroders China A Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.3%
	Automobiles & Components - 1.0%
23,800	Huayu Automotive Systems Co., Ltd. Class A	$71,506

	Banks - 5.2%
43,900	China Merchants Bank Co., Ltd. Class A	218,787
66,900	Industrial Bank Co., Ltd. Class A	150,074

		368,861

	Capital Goods - 20.3%
20,497	Eve Energy Co., Ltd. Class A	176,573
36,500	Hongfa Technology Co., Ltd. Class A	220,068
17,908	Jiangsu Hengli Hydraulic Co., Ltd. Class A	156,453
33,800	Ming Yang Smart Energy Group Ltd. Class A	77,391
20,600	Shenzhen Inovance Technology Co., Ltd. Class A	148,431
60,400	Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	77,669
103,800	Weichai Power Co., Ltd. Class A	240,816
181,100	XCMG Construction Machinery Co., Ltd. Class A	164,929
48,800	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	165,812

		1,428,142

	Consumer Durables & Apparel - 9.8%
31,600	Midea Group Co., Ltd. Class A	324,559
50,700	NavInfo Co., Ltd. Class A	135,358
17,991	Oppein Home Group, Inc. Class A	230,880

		690,797

	Diversified Financials - 3.4%
7,100	Hithink RoyalFlush Information Network Co., Ltd. Class A	145,482
30,900	Huatai Securities Co., Ltd. Class A	92,017

		237,499

	Food, Beverage & Tobacco - 7.9%
28,208	Anhui Kouzi Distillery Co., Ltd. Class A	202,208
25,700	Chacha Food Co., Ltd. Class A	213,329
4,380	Foshan Haitian Flavouring & Food Co., Ltd. Class A	94,069
14,520	Wens Foodstuffs Group Co., Ltd. Class A	49,438

		559,044

	Household & Personal Products - 1.5%
23,800	Opple Lighting Co., Ltd. Class A	102,281

	Insurance - 8.0%
51,600	Ping An Insurance Group Co., of China Ltd. Class A	560,540

	Materials - 11.2%
101,500	China Jushi Co., Ltd. Class A	201,096
22,700	Chongqing Zaisheng Technology Co., Ltd. Class A	53,274
44,100	Lomon Billions Group Co., Ltd. Class A	149,068
34,900	Shandong Sinocera Functional Material Co., Ltd. Class A	179,341
5,660	Skshu Paint Co., Ltd. Class A	123,924
8,200	Wanhua Chemical Group Co., Ltd. Class A	79,379

		786,082

	Media & Entertainment - 1.4%
10,300	Mango Excellent Media Co., Ltd. Class A*	100,542

	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
5,880	Jiangsu Hengrui Medicine Co., Ltd. Class A	79,577
25,889	Livzon Pharmaceutical Group, Inc. Class A	202,221
4,800	WuXi AppTec Co., Ltd. Class A	77,744

		359,542

	Real Estate - 2.8%
21,500	China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	52,520
13,800	China Vanke Co., Ltd. Class A	53,036
39,600	Poly Developments and Holdings Group Co., Ltd. Class A	88,381

		193,937

Hartford Schroders China A Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Software & Services - 0.9%
16,600	Beijing Sinnet Technology Co., Ltd. Class A		$62,272

	Technology Hardware & Equipment - 16.9%
15,200	AVIC Jonhon OptronicTechnology Co., Ltd. Class A		94,910
5,300	Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A		78,886
4,800	Quectel Wireless Solutions Co., Ltd. Class A		135,694
36,900	Shengyi Technology Co., Ltd. Class A		152,240
25,600	Shenzhen Sunlord Electronics Co., Ltd. Class A		100,356
27,900	Unisplendour Corp. Ltd. Class A*		175,474
4,300	Wuhan Raycus Fiber Laser Technologies Co., Ltd. Class A		65,241
39,500	WUS Printed Circuit Kunshan Co., Ltd. Class A		136,061
17,300	Wuxi Lead Intelligent Equipment Co., Ltd. Class A		108,983
16,100	Xiamen Faratronic Co., Ltd. Class A		139,264

			1,187,109

	Utilities - 0.9%
55,100	Shenzhen Gas Corp. Ltd. Class A		61,529

	Total Common Stocks (cost $5,418,930)		$6,769,683

Warrants - 3.8%
	Consumer Durables & Apparel - 1.3%
1,663	Beijing Roborock Technology Co., Ltd.*		93,113

Materials - 1.6%
26,252	Chongqing Zaisheng Technology Corp. Ltd.*		61,610
6,863	Jiangsu Cnano Technology Co., Ltd.*		51,486

			113,096

	Technology Hardware & Equipment - 0.9%
2,850	Gongniu Group Co., Ltd.*		61,831

	Total Warrants (cost $226,291)		$268,040

	Total Long-Term Investments (cost $5,645,221)		$7,037,723

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
52,492	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)		$52,492

	Total Short-Term Investments (cost $52,492)		$52,492

	Total Investments (cost $5,697,713)	100.8%	$7,090,215
	Other Assets and Liabilities	(0.8)%	(59,080)

	Total Net Assets	100.0%	$7,031,135

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Schroders China A Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$71,506	$—	$71,506	$—
Banks	368,861	—	368,861	—
Capital Goods	1,428,142	—	1,428,142	—
Consumer Durables & Apparel	690,797	—	690,797	—
Diversified Financials	237,499	—	237,499	—
Food, Beverage & Tobacco	559,044	—	559,044	—
Household & Personal Products	102,281	—	102,281	—
Insurance	560,540	—	560,540	—
Materials	786,082	53,274	732,808	—
Media & Entertainment	100,542	—	100,542	—
Pharmaceuticals, Biotechnology & Life Sciences	359,542	—	359,542	—
Real Estate	193,937	—	193,937	—
Software & Services	62,272	—	62,272	—
Technology Hardware & Equipment	1,187,109	—	1,187,109	—
Utilities	61,529	—	61,529	—
Warrants	268,040	268,040	—	—
Short-Term Investments	52,492	52,492	—	—

Total	$7,090,215	$373,806	$6,716,409	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.4%
	Argentina - 0.7%
24,332	MercadoLibre, Inc.*	$27,364,254

	Brazil - 8.0%
2,234,473	B3 S.A. - Brasil Bolsa Balcao	27,174,084
3,160,472	Duratex S.A.	9,754,263
5,487,984	Equatorial Energia S.A.	26,858,409
12,529,844	Itau Unibanco Holding S.A. ADR	63,902,204
2,838,384	Klabin S.A.	11,241,340
2,832,295	Lojas Americanas S.A.	18,514,394
4,250,461	Lojas Renner S.A.	33,512,851
333,850	Pagseguro Digital Ltd. Class A*	12,763,085
2,092,665	Petroleo Brasileiro S.A. ADR	18,143,406
1,274,478	Raia Drogasil S.A.	30,319,410
2,451,460	Vale S.A. ADR	28,534,994
2,195,260	WEG S.A.	28,342,633

		309,061,073

	Chile - 0.5%
1,222,482	Banco Santander Chile ADR	20,916,667

	China - 34.7%
150,582	51job, Inc. ADR*	10,221,506
1,056,685	Alibaba Group Holding Ltd. ADR*	265,249,069
2,656,000	Anhui Conch Cement Co., Ltd. Class H	20,085,060
3,723,000	Centre Testing International Group Co., Ltd. Class A	12,477,326
14,854,000	China Mengniu Dairy Co., Ltd.	69,701,909
4,579,600	China Pacific Insurance Group Co., Ltd. Class H	13,269,029
46,131,000	CNOOC Ltd.	48,691,278
1,655,700	ENN Energy Holdings Ltd.	20,069,988
9,304,853	Huayu Automotive Systems Co., Ltd. Class A	27,955,926
2,028,915	JD.com, Inc. ADR*	129,424,488
6,613,500	Li Ning Co., Ltd.	21,316,672
6,838,828	Midea Group Co., Ltd. Class A	70,240,603
227,431	New Oriental Education & Technology Group, Inc. ADR*	31,885,826
887,166	Oppein Home Group, Inc. Class A	11,385,063
9,244,000	Ping An Insurance Group Co., of China Ltd. Class H	97,535,489
3,571,400	Shenzhou International Group Holdings Ltd.	42,659,391
4,531,200	Tencent Holdings Ltd.	310,831,956
2,775,293	Tencent Music Entertainment Group ADR*	44,793,229
4,631,900	Weichai Power Co., Ltd. Class A	10,746,033
496,963	WuXi AppTec Co., Ltd. Class A	8,049,104
1,810,500	Wuxi Biologics Cayman, Inc.*(1)	37,375,675
404,332	Yum China Holdings, Inc.	20,717,972
1,755,787	Zhejiang Supor Co., Ltd. Class A	21,340,642

		1,346,023,234

	Colombia - 0.2%
219,473	Bancolombia S.A. ADR	6,127,686

	Egypt - 0.2%
2,498,438	Commercial International Bank Egypt S.A.E. GDR	9,634,059

	Greece - 0.2%
450,427	Hellenic Telecommunications Organization S.A.	6,627,371

	Hong Kong - 4.0%
7,109,600	AIA Group Ltd.	64,106,828
5,727,500	China Mobile Ltd.	39,096,687
5,278,000	China Resources Beer Holdings Co., Ltd.	36,703,171
6,142,000	Hang Lung Properties Ltd.	15,068,536

		154,975,222

	Hungary - 1.2%
1,225,316	MOL Hungarian Oil & Gas plc*	7,218,013
519,858	OTP Bank Nyrt*	18,619,689

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
901,783	Richter Gedeon Nyrt	$20,864,848

		46,702,550

	India - 3.5%
195,932	Avenue Supermarts Ltd.*(1)	5,394,243
4,001,128	Bharti Airtel Ltd.*	29,634,411
2,223,656	HDFC Bank Ltd.	30,715,745
291,790	Hindustan Unilever Ltd.	8,607,576
5,155,952	ICICI Bank Ltd.*	23,993,944
1,211,880	Tata Consultancy Services Ltd.	36,817,690

		135,163,609

	Japan - 0.8%
1,146,800	Nexon Co., Ltd.	29,463,371

	Kuwait - 0.5%
7,179,977	National Bank of Kuwait SAKP	18,793,481

	Luxembourg - 0.2%
657,852	Ternium S.A. ADR*	9,479,647

	Mexico - 0.8%
518,050	Fomento Economico Mexicano S.A.B. de C.V. ADR	31,865,256

	Pakistan - 0.1%
3,442,700	Habib Bank Ltd.	2,527,466
2,668,800	United Bank Ltd.	1,829,606

		4,357,072

	Peru - 0.4%
128,302	Credicorp Ltd.	16,316,165

	Poland - 0.4%
466,062	KGHM Polska Miedz S.A.*	15,690,367
83,844	Powszechny Zaklad Ubezpieczen S.A.	604,393

		16,294,760

	Russia - 7.7%
9,033,184	Gazprom PJSC ADR	43,667,541
561,260	LUKOIL PJSC ADR	38,073,276
211,667	Magnit PJSC	12,998,898
8,987,686	Moscow Exchange MICEX-RTS PJSC*	16,108,081
255,089	Novatek PJSC GDR	37,165,762
99,217	Polyus PJSC*	22,668,718
114,708	Polyus PJSC GDR	13,116,125
6,664,953	Sberbank of Russia PJSC ADR	79,088,352
387,160	X5 Retail Group N.V. GDR	14,530,096
357,490	Yandex N.V. Class A*	20,569,975

		297,986,824

	South Africa - 4.2%
1,350,596	MultiChoice Group Ltd.*	8,322,359
1,499,325	AVI Ltd.	6,195,090
19,112,844	FirstRand Ltd.	43,530,641
658,695	Foschini Group Ltd.	2,702,540
1,157,236	Gold Fields Ltd. ADR	15,148,219
2,209,619	Impala Platinum Holdings Ltd.	19,725,315
382,172	Naspers Ltd. Class N	69,536,664

		165,160,828

	South Korea - 14.6%
943,155	Hana Financial Group, Inc.	23,404,589
237,566	Hyundai Mobis Co., Ltd.	41,107,643
68,468	Korea Zinc Co., Ltd.	23,808,219
75,435	LG Chem Ltd.	36,121,268
183,810	LG Electronics, Inc.	10,930,212
227,132	NAVER Corp.	57,703,266
3,748,032	Samsung Electronics Co., Ltd.	183,180,716
133,832	Samsung Fire & Marine Insurance Co., Ltd.	19,263,752
152,068	Samsung SDI Co., Ltd.	50,909,550

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
1,718,865	SK Hynix, Inc.		$120,348,477

			566,777,692

	Taiwan - 13.4%
2,708,000	Accton Technology Corp.		21,214,430
9,725,036	ASE Technology Holding, Co., Ltd.		24,915,265
40,239,000	CTBC Financial Holding Co., Ltd.		26,647,995
7,598,000	Delta Electronics, Inc.		51,935,829
18,403,000	Hon Hai Precision Industry Co., Ltd.		49,184,371
1,623,000	MediaTek, Inc.		38,754,082
18,450,139	Taiwan Semiconductor Manufacturing Co., Ltd.		268,515,897
9,487,000	Uni-President Enterprises Corp.		23,154,476
3,156,000	Zhen Ding Technology Holding Ltd.		14,549,466

			518,871,811

	Turkey - 0.8%
1,964,749	BIM Birlesik Magazalar A.S.		20,058,830
4,189,442	KOC Holding A.S.		9,709,889

			29,768,719

	United Arab Emirates - 0.3%
16,238,514	Emaar Properties PJSC*		11,484,259

	Total Common Stocks (cost $2,644,703,076)		$3,779,215,610

Rights - 0.0%
	South Africa - 0.0%
45,687	Foschini Group Ltd. (The)*		73,233

	Total Rights (cost $—)		$73,233

	Total Long-Term Investments (cost $2,644,703,076)		$3,779,288,843

Short-Term Investments - 2.4%
	Other Investment Pools & Funds - 2.4%
90,824,537	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)		$90,824,537

	Securities Lending Collateral - 0.0%
61,562	Citibank NA DDCA, 0.09%, 8/3/2020(2)		61,562
71,835	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)		71,835
1,097,833	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(2)		1,097,833

			1,231,230

	Total Short-Term Investments (cost $92,055,767)		$92,055,767

	Total Investments (cost $2,736,758,843)	99.8%	$3,871,344,610
	Other Assets and Liabilities	0.2%	9,394,113

	Total Net Assets	100.0%	$3,880,738,723

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $42,769,918, representing 1.1% of net assets.

(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Company

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$27,364,254	$27,364,254	$—	$—
Brazil	309,061,073	309,061,073	—	—
Chile	20,916,667	20,916,667	—	—
China	1,346,023,234	502,292,090	843,731,144	—
Colombia	6,127,686	6,127,686	—	—
Egypt	9,634,059	—	9,634,059	—
Greece	6,627,371	—	6,627,371	—
Hong Kong	154,975,222	—	154,975,222	—
Hungary	46,702,550	—	46,702,550	—
India	135,163,609	—	135,163,609	—
Japan	29,463,371	—	29,463,371	—
Kuwait	18,793,481	—	18,793,481	—
Luxembourg	9,479,647	9,479,647	—	—
Mexico	31,865,256	31,865,256	—	—
Pakistan	4,357,072	2,527,466	1,829,606	—
Peru	16,316,165	16,316,165	—	—
Poland	16,294,760	—	16,294,760	—
Russia	297,986,824	20,569,975	277,416,849	—
South Africa	165,160,828	21,343,309	143,817,519	—
South Korea	566,777,692	—	566,777,692	—
Taiwan	518,871,811	—	518,871,811	—
Turkey	29,768,719	—	29,768,719	—
United Arab Emirates	11,484,259	—	11,484,259	—
Rights	73,233	73,233	—	—
Short-Term Investments	92,055,767	92,055,767	—	—

Total	$3,871,344,610	$1,059,992,588	$2,811,352,022	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 46.2%
	Argentina - 2.3%
$ 680,000	YPF Energia Electrica S.A. 10.00%, 07/25/2026(1)(2)	$545,700
400,000	YPF S.A. 8.50%, 07/28/2025(3)	324,004
700,000	8.50%, 06/27/2029(1)	558,526

		1,428,230

	Austria - 0.4%
230,000	Klabin Austria GmbH 7.00%, 04/03/2049(1)	252,425

	Brazil - 0.4%
210,000	Banco do Brasil S.A. 9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(1)(4)(5)	227,010

	British Virgin Islands - 3.9%
860,000	China Great Wall International Holdings Ltd. 3.88%, 08/31/2027(3)	945,699
285,000	China Railway Xunjie Co., Ltd. 3.25%, 07/28/2026(3)	310,157
410,000	Rongshi International Finance Ltd. 3.63%, 05/04/2027(3)	452,193
435,000	Sinopec Group Overseas Development Ltd. 2.70%, 05/13/2030(1)	465,693
200,000	3.50%, 05/03/2026(1)	222,374

		2,396,116

	Cayman Islands - 4.9%
340,000	Baidu, Inc. 4.38%, 05/14/2024	375,734
300,000	Central China Real Estate Ltd. 7.25%, 04/24/2023(3)	301,953
380,000	China Evergrande Group 11.50%, 01/22/2023(3)	373,822
290,000	CSCEC Finance Cayman Ltd. 3.50%, 07/05/2027(3)	317,232
370,000	CSN Islands Corp. 6.75%, 01/28/2028(1)	342,250
250,000	Powerlong Real Estate Holdings Ltd. 6.95%, 07/23/2023(3)	254,072
230,000	Ronshine China Holdings Ltd. 8.10%, 06/09/2023(3)	239,556
305,000	Tencent Holdings Ltd. 3.24%, 06/03/2050(1)	340,255
160,000	Vale Overseas Ltd. 3.75%, 07/08/2030	171,755
300,000	Yuzhou Group Holdings Co., Ltd. 7.38%, 01/13/2026(3)	293,191

		3,009,820

	Chile - 3.0%
290,000	AES Gener S.A. 7.13%, 03/26/2079, (7.13% fixed rate until 04/07/2024; 5 year USD Swap + 4.644% thereafter)(1)(5)	294,960
210,000	Colbun S.A. 3.15%, 03/06/2030(3)	216,825
310,000	Corp. Nacional del Cobre de Chile 4.38%, 02/05/2049(1)	382,339
200,000	Empresa de Transporte de Pasajeros Metro S.A. 5.00%, 01/25/2047(1)	248,100
306,496	Empresa Electrica Cochrane S.p.A. 5.50%, 05/14/2027(1)	314,541

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 380,000	Engie Energia Chile S.A. 3.40%, 01/28/2030(1)	$405,270

		1,862,035

	Colombia - 1.0%
	Ecopetrol S.A.
270,000	5.88%, 09/18/2023	297,337
255,000	6.88%, 04/29/2030	307,275

		604,612

	Hong Kong - 1.6%
430,000	Beijing State-Owned Assets Management Hong Kong Co., Ltd. 4.13%, 05/26/2025(3)	468,339
260,000	CNAC HK Finbridge Co., Ltd. 4.88%, 03/14/2025(3)	291,873
230,000	Xiaomi Best Time International Ltd. 3.38%, 04/29/2030(1)	237,593

		997,805

	Indonesia - 5.1%
465,000	ABM Investama Tbk PT 7.13%, 08/01/2022(1)	297,600
236,000	Bayan Resources Tbk PT 6.13%, 01/24/2023(1)	226,375
	Indonesia Asahan Aluminium Persero PT
280,000	5.45%, 05/15/2030(1)	330,808
200,000	5.80%, 05/15/2050(1)	246,113
250,000	6.76%, 11/15/2048(1)	324,375
270,000	Pelabuhan Indonesia PT 5.38%, 05/05/2045(1)	302,400
360,000	Pertamina Persero PT 6.00%, 05/03/2042(1)(2)	461,854
	Perusahaan Listrik Negara PT
400,000	5.25%, 10/24/2042(1)	479,000
400,000	5.25%, 05/15/2047(1)	480,500

		3,149,025

	Kazakhstan - 1.2%
560,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	747,600

	Luxembourg - 2.9%
340,000	Atento Luxco 1 S.A. 6.13%, 08/10/2022(1)	316,203
280,000	Gazprom PJSC Via Gaz Capital S.A. 5.15%, 02/11/2026(1)	311,511
200,000	JSL Europe S.A. 7.75%, 07/26/2024(1)	200,500
390,000	Minerva Luxembourg S.A. 5.88%, 01/19/2028(1)	406,575
300,000	Ultrapar International S.A. 5.25%, 06/06/2029(1)	301,941
270,000	Unigel Luxembourg S.A. 8.75%, 10/01/2026(1)(2)	221,400

		1,758,130

	Malaysia - 0.9%
	Petronas Capital Ltd.
220,000	3.50%, 04/21/2030(1)	249,702
200,000	4.80%, 04/21/2060(1)	300,486

		550,188

	Mexico - 12.1%
260,000	Alpha Holding S.A. de C.V. 10.00%, 12/19/2022(1)	224,903
500,000	BBVA Bancomer S.A. 5.88%, 09/13/2034, (5.88% fixed rate until 09/13/2029; 5 year USD CMT + 4.308% thereafter)(1)(5)	491,250

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	$228,000	Cometa Energia S.A. de C.V. 6.38%, 04/24/2035(1)	$240,426
	390,000	Credito Real S.A.B. de C.V. 9.13%, 11/29/2022, (9.13% fixed rate until 11/29/2022; 5 year USD CMT + 7.026% thereafter)(1)(4)(5)	319,316
	430,000	Cydsa S.A.B. de C.V. 6.25%, 10/04/2027(1)	435,814
	710,000	Docuformas SAPI de C.V. 10.25%, 07/24/2024(1)	565,345
	232,000	Fomento Economico Mexicano S.A.B. de C.V. 3.50%, 01/16/2050	259,986
MXN	36,010,000	Grupo Televisa S.A.B. 7.25%, 05/14/2043	1,225,332
	$200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	195,500
	271,616	Mexico Generadora de Energia S de rl 5.50%, 12/06/2032(1)	298,065
	405,000	Operadora de Servicios Mega S.A. de C.V. 8.25%, 02/11/2025(1)	354,982
		Petroleos Mexicanos
	130,000	3.50%, 01/30/2023	125,710
	285,000	6.49%, 01/23/2027(1)	272,175
	1,960,000	7.69%, 01/23/2050(1)	1,723,428
	350,000	Sixsigma Networks Mexico S.A. de C.V. 7.50%, 05/02/2025(1)	329,000
	230,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	232,875
	220,000	Unifin Financiera S.A.B. de C.V. 8.38%, 01/27/2028(1)	166,650

			7,460,757

		Mult - 0.8%
	690,000	Mongolian Mining Corp. / Energy Resources LLC 9.25%, 04/15/2024(1)	487,059

		Netherlands - 1.5%
	365,000	Ajecorp B.V. 6.50%, 05/14/2022(1)	361,350
	330,000	Braskem Netherlands Finance B.V. 5.88%, 01/31/2050(1)	297,825
	260,000	Petrobras Global Finance B.V. 6.90%, 03/19/2049	289,380

			948,555

		Panama - 0.6%
	358,000	Banistmo S.A. 4.25%, 07/31/2027(1)	355,136

		Peru - 0.7%
	300,000	Banco Internacional del Peru SAA 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 1 year USD CMT + 3.711% thereafter)(1)(5)	300,000
	166,000	Volcan Cia Minera SAA 5.38%, 02/02/2022(1)	160,399

			460,399

		South Korea - 0.3%
	200,000	Korea East-West Power Co., Ltd. 1.75%, 05/06/2025(1)	207,319

		Spain - 0.8%
	445,000	AI Candelaria Spain SLU 7.50%, 12/15/2028(1)(2)	473,925

		Thailand - 0.6%
	340,000	Siam Commercial Bank PCL 4.40%, 02/11/2029(3)	396,773

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
		Ukraine - 0.3%
	$210,000	VF Ukraine PAT via VFU Funding plc 6.20%, 02/11/2025(1)	$206,325

		United Kingdom - 0.9%
	310,000	Gazprom PJSC via Gaz Finance plc 3.25%, 02/25/2030(1)	312,189
	250,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.63%, 11/08/2026(1)	240,608

			552,797

		Total Corporate Bonds (cost $28,216,043)	$28,532,041

Foreign Government Obligations - 51.0%
		Argentina - 2.4%
		Provincia de Cordoba
	1,910,000	7.13%, 06/10/2021(1)	1,289,632
	266,000	7.45%, 09/01/2024(1)	172,448

			1,462,080

		Azerbaijan - 0.5%
		Republic of Azerbaijan International Bond
	185,000	3.50%, 09/01/2032(1)	184,112
	150,000	5.13%, 09/01/2029(1)	160,332

			344,444

		Bahrain - 0.7%
	390,000	Bahrain Government International Bond 7.38%, 05/14/2030(1)	446,628

		Brazil - 5.1%
		Brazil Notas do Tesouro Nacional
BRL	2,846,000	10.00%, 01/01/2025	648,145
	5,258,000	10.00%, 01/01/2027	1,219,027
		Brazilian Government International Bond
	$380,000	3.88%, 06/12/2030	387,224
	200,000	4.50%, 05/30/2029	215,102
BRL	1,485,000	10.25%, 01/10/2028	340,449
	$338,777	Prumo Participacoes e Investimentos S.A 7.50%, 12/31/2031(1)	349,584

			3,159,531

		Cameroon - 0.9%
	500,000	Republic of Cameroon International Bond 9.50%, 11/19/2025(1)	530,134

		Chile - 0.5%
	270,000	Chile Government International Bond 3.50%, 01/25/2050	328,860

		Colombia - 0.7%
COP	1,268,000,000	Colombia Government International Bond 9.85%, 06/28/2027	429,659

		Dominican Republic - 1.1%
		Dominican Republic International Bond
	$160,000	4.50%, 01/30/2030(1)	154,960
	470,000	6.88%, 01/29/2026(1)	517,940

			672,900

		Egypt - 1.7%
		Egypt Government International Bond
	200,000	4.55%, 11/20/2023(1)	198,750
	200,000	7.50%, 01/31/2027(1)	208,969
	230,000	7.63%, 05/29/2032(1)	224,871
	400,000	8.70%, 03/01/2049(1)	395,657

			1,028,247

		Ghana - 2.0%
		Ghana Government International Bond
	910,000	7.88%, 02/11/2035(1)	805,714

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	$460,000	8.63%, 06/16/2049(1)	$407,100

			1,212,814

		Guatemala - 0.5%
	290,000	Guatemala Government Bond 5.38%, 04/24/2032(1)	332,050

		Hungary - 1.5%
HUF	101,330,000	Hungary Government Bond 2.75%, 12/22/2026	373,224
	111,640,000	3.00%, 06/26/2024	409,422
	37,380,000	3.00%, 10/27/2027	139,566

			922,212

		Indonesia - 4.0%
		Indonesia Treasury Bond
IDR	4,563,000,000	7.00%, 05/15/2022	323,786
	4,168,000,000	7.00%, 05/15/2027	291,417
	2,146,000,000	7.50%, 08/15/2032	149,147
	6,143,000,000	8.25%, 06/15/2032	449,996
	6,523,000,000	8.75%, 05/15/2031	498,250
	9,581,000,000	9.00%, 03/15/2029	740,624

			2,453,220

		Jamaica - 0.4%
	$210,000	Jamaica Government International Bond 6.75%, 04/28/2028	243,705

		Jordan - 0.3%
	200,000	Jordan Government International Bond 5.75%, 01/31/2027(1)	202,582

		Kuwait - 0.4%
	200,000	Kuwait International Government Bond 3.50%, 03/20/2027(1)	226,340

		Malaysia - 2.7%
		Malaysia Government Bond
MYR	1,510,000	3.48%, 06/14/2024	375,181
	4,930,000	3.90%, 11/30/2026	1,276,576

			1,651,757

		Mexico - 2.9%
		Mexican Bonos
MXN	24,800,000	7.75%, 05/29/2031	1,275,526
	6,633,900	7.75%, 11/13/2042	332,187
	$132,000	Mexico Government International Bond 5.75%, 10/12/2110	158,070

			1,765,783

		Panama - 1.4%
		Panama Government International Bond
	400,000	3.16%, 01/23/2030	448,000
	320,000	3.87%, 07/23/2060	398,880

			846,880

		Peru - 2.2%
PEN	1,970,000	Peru Government Bond 6.95%, 08/12/2031	705,711
		Peruvian Government International Bond
	$135,000	2.39%, 01/23/2026(2)	143,505
	440,000	2.84%, 06/20/2030	493,460

			1,342,676

		Philippines - 0.7%
	375,000	Philippine Government International Bond 2.46%, 05/05/2030	411,147

		Qatar - 1.9%
		Qatar Government International Bond
	220,000	3.25%, 06/02/2026(1)	244,135
	200,000	3.40%, 04/16/2025(1)	220,572

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	$200,000	3.75%, 04/16/2030(1)	$235,024
	320,000	5.10%, 04/23/2048(1)	469,798

			1,169,529

		Romania - 1.9%
		Romania Government Bond
RON	2,050,000	4.50%, 06/17/2024	513,842
	480,000	5.00%, 02/12/2029	125,118
		Romanian Government International Bond
	$216,000	3.00%, 02/14/2031(1)(2)	219,780
	312,000	4.00%, 02/14/2051(1)(2)	326,929

			1,185,669

		Russia - 5.0%
RUB	145,090,000	Russian Federal Bond - OFZ 7.15%, 11/12/2025	2,136,256
		Russian Foreign Bond - Eurobond
	$400,000	4.75%, 05/27/2026(1)	461,620
	400,000	5.10%, 03/28/2035(1)	499,744

			3,097,620

		Saudi Arabia - 2.1%
		Saudi Government International Bond
	430,000	3.25%, 10/26/2026(1)	471,835
	670,000	4.50%, 10/26/2046(1)	847,590

			1,319,425

		South Africa - 2.3%
ZAR	38,829,271	Republic of South Africa Government Bond 6.50%, 02/28/2041	1,440,389

		Thailand - 1.0%
THB	19,270,000	Thailand Government Bond 1.60%, 06/17/2035	624,390

		Turkey - 1.9%
		Turkey Government International Bond
	$200,000	5.75%, 05/11/2047	158,272
	150,000	7.38%, 02/05/2025	152,340
	200,000	7.63%, 04/26/2029(2)	202,650
	657,000	Turkiye Ihracat Kredi Bankasi AS 8.25%, 01/24/2024(1)	668,826

			1,182,088

		Ukraine - 1.3%
	820,000	Ukraine Government International Bond 7.38%, 09/25/2032(1)	804,436

		United Arab Emirates - 1.0%
	500,000	Abu Dhabi Government International Bond 3.88%, 04/16/2050(1)	633,120

		Total Foreign Government Obligations (cost $31,232,781)	$31,470,315

		Total Long-Term Investments (cost $59,448,824)	$60,002,356

Short-Term Investments - 2.8%
		Other Investment Pools & Funds - 0.4%
	220,426	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(6)	$220,426

		Securities Lending Collateral - 2.4%
	75,523	Citibank NA DDCA, 0.09%, 8/3/2020(6)	75,523
	88,126	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(6)	88,126
	1,346,801	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(6)	1,346,801

			1,510,450

		Total Short-Term Investments (cost $1,730,876)	$1,730,876

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $61,179,700)	100.0%	$61,733,232
Other Assets and Liabilities	0.0%	(13,958)

Total Net Assets	100.0%	$61,719,274

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $33,205,055, representing 53.8% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $5,185,689, representing 8.4% of net assets.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Current yield as of period end.

OTC Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Colombia Government International Bond	CBK	USD	620,000	(1.00%)	06/20/25	Quarterly	$10,231	$—	$7,692	$(2,539)
Mexico Government International Bond	MSC	USD	600,000	(1.00%)	06/20/25	Quarterly	45,465	—	11,465	(34,000)

Total							$55,696	$—	$19,157	$(36,539)

Credit default swaps on single-name issues:
Sell protection:
Petroleo Brasileiro S.A. - Petrobras	JPM	USD	3,200,000	1.00%	12/20/24	Quarterly	$—	$(85,334)	$(260,988)	$(175,654)

Total OTC credit default swap contracts							$55,696	$(85,334)	$(241,831)	$(212,193)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,180,000	BRL	725,065	USD	CBK	08/06/20	$76,020	$—
2,570,000	BRL	454,305	USD	CBK	08/11/20	38,116	—
214,200,000	CLP	265,672	USD	UBS	08/26/20	17,353	—
182,480,000	CLP	225,173	USD	JPM	08/26/20	15,940	—
5,800,000	CNY	826,505	USD	JPM	11/03/20	—	(489)
23,860,000	CZK	1,052,738	USD	UBS	10/09/20	18,573	—
2,660,000	PLN	677,960	USD	JPM	09/03/20	32,423	—
7,910,000	PLN	1,997,226	USD	CBK	10/09/20	115,797	—
19,430,000	THB	616,258	USD	UBS	09/08/20	6,770	—
744,700	USD	4,180,000	BRL	CBK	08/06/20	—	(56,385)
440,144	USD	2,570,000	BRL	JPM	08/11/20	—	(52,277)
15,705	USD	350,000	CZK	CBK	10/09/20	—	(10)
40,048	USD	150,000	PLN	CBK	09/03/20	—	(11)
15,912	USD	500,000	THB	CBK	09/08/20	—	(121)
621,660	USD	4,420,000	TRY	UBS	08/31/20	5,819	—
137,690	USD	2,550,000	ZAR	CBK	08/12/20	—	(11,288)
Total Foreign Currency Contracts						$326,811	$(120,581)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$28,532,041	$—	$28,532,041	$—
Foreign Government Obligations	31,470,315	—	31,470,315	—
Short-Term Investments	1,730,876	1,730,876	—	—
Foreign Currency Contracts(2)	326,811	—	326,811	—

Total	$62,060,043	$1,730,876	$60,329,167	$—

Liabilities
Foreign Currency Contracts(2)	$(120,581)	$—	$(120,581)	$—
Swaps - Credit Default(2)	(212,193)	—	(212,193)	—

Total	$(332,774)	$—	$(332,774)	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Australia - 4.1%
90,085	AUB Group Ltd.	$839,270
3,658,028	Beach Energy Ltd.	3,666,051
200,287	BHP Group Ltd.	5,273,326
208,773	BHP Group plc	4,514,385
185,118	BWP Trust REIT	507,484
61,175	Collection House Ltd.(1)(2)	11,855
130,474	Computershare Ltd.	1,248,746
665,984	Fortescue Metals Group Ltd.	8,289,641
76,169	IPH Ltd.	403,634
63,430	McMillan Shakespeare Ltd.	400,438
502,971	Northern Star Resources Ltd.	5,708,586
506,379	OceanaGold Corp.*	1,326,955
475,648	Perenti Global Ltd.	407,245
1,501,316	Perseus Mining Ltd.*	1,709,059
1,188,858	Ramelius Resources Ltd.	1,879,348
677,024	Regis Resources Ltd.	2,758,733
1,002,119	Resolute Mining Ltd.*	957,620
136,338	Rio Tinto Ltd.	9,978,394
447,122	Sandfire Resources Ltd.	1,519,610
225,245	Santos Ltd.	841,360
1,027,175	Saracen Mineral Holdings Ltd.*	4,477,394
1,504,390	Silver Lake Resources Ltd.*	2,692,681
146,943	SmartGroup Corp. Ltd.	632,138
1,143,562	St. Barbara Ltd.	2,809,527
218,930	Westgold Resources Ltd.*	376,400
881,396	Woodside Petroleum Ltd.	12,538,860

		75,768,740

	Austria - 1.0%
135,430	ams AG*	2,278,016
32,991	BAWAG Group AG*(3)	1,211,146
192,278	Erste Group Bank AG*	4,303,805
2,087	Mayr Melnhof Karton AG	323,361
242,402	OMV AG*	7,655,497
149,398	Raiffeisen Bank International AG	2,569,923

		18,341,748

	Belgium - 0.5%
90,464	Ageas S.A.	3,386,615
50,069	bpost S.A.*	325,671
16,838	Sofina S.A.	4,716,257
3,927	Wereldhave Belgium Comm REIT*	228,052

		8,656,595

	Bermuda - 0.0%
93,911	DHT Holdings, Inc.(4)	533,415

	Brazil - 0.8%
252,300	Alupar Investimento S.A.	1,168,022
599,546	Cia de Saneamento Basico do Estado de Sao Paulo	6,993,583
91,517	Cia Paranaense de Energia ADR	1,148,538
183,800	Engie Brasil Energia S.A.	1,626,754
297,500	Light S.A.*	1,077,868
179,700	Transmissora Alianca de Energia Eletrica S.A.	997,616
141,500	Vale S.A.	1,646,771

		14,659,152

	Canada - 6.0%
227,379	Advantage Oil & Gas Ltd.*	271,609
362,218	Alamos Gold, Inc. Class A	3,831,893
657,900	B2Gold Corp.	4,558,074
223,440	BCE, Inc.	9,368,316
251,260	Canacol Energy Ltd.	658,421
55,881	Canadian Solar, Inc.*	1,237,205
33,676	Celestica, Inc.*	278,067

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
212,700	Centerra Gold, Inc.	$2,667,782
42,139	CGI, Inc.*	3,009,771
371,013	CI Financial Corp.	5,099,369
39,697	Cogeco Communications, Inc.	3,025,916
152,253	Corus Entertainment, Inc. Class B	272,804
259,700	Crescent Point Energy Corp.(4)	401,343
425,112	Dundee Precious Metals, Inc.	3,205,518
200	E-L Financial Corp. Ltd.	103,923
213,325	Eldorado Gold.Corp.*	2,680,399
289,373	Enerplus Corp.	715,088
249,487	Fortuna Silver Mines, Inc.*(4)	1,670,759
163,300	Genworth MI Canada, Inc.(4)	4,046,382
70,720	Gran Colombia Gold Corp.*	374,864
37,400	Home Capital Group, Inc.*	629,081
149,500	iA Financial Corp., Inc.	5,249,158
524,928	IAMGOLD Corp.*	2,621,799
42,711	Kirkland Lake Gold Ltd.	2,332,532
46,200	Labrador Iron Ore Royalty Corp.	885,059
537,116	Largo Resources Ltd.*	409,017
33,600	Linamar Corp.	1,003,397
103,408	Lundin Mining Corp.	579,014
211,800	Magna International, Inc.	9,789,494
700,337	Manulife Financial Corp.	9,385,232
42,700	Martinrea International, Inc.	317,512
210,500	Open Text Corp.	9,474,818
223,637	Parex Resources, Inc.*	2,704,781
108,924	SSR Mining, Inc.*	2,610,370
70,886	Sun Life Financial, Inc.	2,763,043
44,024	Teekay Tankers Ltd. Class A*(4)	659,039
158,494	TFI International, Inc.	6,877,204
80,700	Torex Gold Resources, Inc.*	1,415,240
38,664	Transcontinental, Inc. Class A	445,685
61,853	Tricon Residential, Inc.	443,308
257,288	Wesdome Gold Mines Ltd.*	2,633,483

		110,705,769

	Chile - 0.3%
8,633,576	Aguas Andinas S.A. Class A	3,035,083
109,353	Enel Americas S.A. ADR	827,802
196,370	Enel Chile S.A. ADR	820,826
2,617,917	Enel Generacion Chile S.A.	1,036,641

		5,720,352

	China - 6.3%
2,163,000	3SBio, Inc.*(3)	2,632,231
8,809,000	Agricultural Bank of China Ltd. Class H	3,126,731
2,344,000	Anhui Expressway Co., Ltd. Class H	1,125,408
1,468,500	BAIC Motor Corp. Ltd. Class H(3)	716,134
7,466,000	Bank of China Ltd. Class H	2,486,244
999,000	Bank of Communications Co., Ltd. Class H	554,531
308,000	BYD Electronic International Co., Ltd.(4)	1,081,272
4,676,000	China BlueChemical Ltd. Class H	688,591
742,000	China Conch Venture Holdings Ltd.	3,191,861
12,614,000	China Construction Bank Corp. Class H	9,197,252
831,000	China Lesso Group Holdings Ltd. Class L	1,607,738
681,000	China Lilang Ltd.	365,720
733,000	China Machinery Engineering Corp. Class H	177,969
3,689,000	China Medical System Holdings Ltd.	4,479,349
1,284,800	China Pacific Insurance Group Co., Ltd. Class H	3,722,606
984,000	China Shineway Pharmaceutical Group Ltd.	658,317
2,920,000	Chinasoft International Ltd.*	2,227,223
2,173,000	CNOOC Ltd.	2,293,602
1,708,000	Consun Pharmaceutical Group Ltd.	655,786
1,077,500	CSC Financial Co., Ltd. Class H(3)(4)	1,617,802
1,000,500	Dali Foods Group Co. Ltd.(3)	611,458
1,918,000	Dongfeng Motor Group Co., Ltd. Class H	1,373,062
75,660	DouYu International Holdings Ltd. ADR*	1,018,384

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
3,193,000	FIH Mobile Ltd.*	$354,078
1,452,000	Fufeng Group Ltd.*	527,161
1,267,000	Geely Automobile Holdings Ltd.	2,657,892
1,988,500	Great Wall Motor Co., Ltd. Class H	1,941,246
18,379	GreenTree Hospitality Group Ltd. ADR	237,640
1,726,000	Guangzhou Automobile Group Co., Ltd. Class H	1,649,670
952,500	Hengan International Group Co., Ltd.	7,997,288
58,861	Huami Corp. ADR*	799,332
14,508,000	Industrial & Commercial Bank of China Ltd. Class H	8,500,837
7,953,000	Lonking Holdings Ltd.	2,619,748
1,372,000	Luye Pharma Group Ltd.(3)	867,184
245,624	Momo, Inc. ADR	4,536,675
609,000	Ping An Insurance Group Co., of China Ltd. Class H	6,425,694
267,500	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	475,593
20,577	SINA Corp.*	830,282
1,755,000	Sinopec Engineering Group Co., Ltd. Class H	777,918
838,000	Sinotruk Hong Kong Ltd.	2,615,108
31,428	So-Young International, Inc. ADR*	450,363
1,021,000	Tian Ge Interactive Holdings Ltd.*(3)(4)	130,419
1,068,000	Tianneng Power International Ltd.(4)	2,479,011
1,705,000	Tong Ren Tang Technologies Co., Ltd. Class H	1,257,774
316,977	Vipshop Holdings Ltd. ADR*	7,217,566
11,289,000	Want Want China Holdings Ltd.	8,354,424
1,781,000	Weichai Power Co., Ltd. Class H	3,814,305
388,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(3)(4)	697,342
538,200	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(3)(4)	809,472
1,242,000	Youyuan International Holdings Ltd.*(1)(2)(4)	—
205,900	Zhuzhou CRRC Times Electric Co., Ltd. Class H	723,271
1,693,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H*	1,746,094

		117,102,658

	Czech Republic - 0.1%
272,280	Moneta Money Bank AS(3)	619,894
3,587	Philip Morris CR AS	2,139,490

		2,759,384

	Denmark - 0.6%
79,463	Pandora A/S	5,053,947
8,588	Ringkjoebing Landbobank A/S	638,588
247,940	Scandinavian Tobacco Group A/S Class A(3)	3,646,773
80,953	Spar Nord Bank A/S*	666,962
21,948	Sydbank A/S*	416,859

		10,423,129

	Egypt - 0.1%
713,601	Centamin plc	1,910,261

	Finland - 0.3%
43,295	Alma Media Oyj	376,724
57,635	Neles Oyj	821,935
107,962	TietoEVRY Oyj	3,171,076
32,438	Valmet Oyj	908,793

		5,278,528

	France - 6.7%
81,765	Amundi S.A.*(3)	6,220,876
81,513	Atos SE*	6,970,105
60,749	BNP Paribas S.A.*	2,450,843
19,311	Cie de Saint-Gobain*	714,411
51,811	Cie Generale des Etablissements Michelin SCA	5,365,862
58,767	Coface S.A.*	466,078
250,999	Danone S.A.	16,800,184
444,852	Eutelsat Communications S.A.	4,498,634
56,356	Faurecia SE*	2,176,341
80,765	Gaztransport Et Technigaz S.A.	7,509,601
116,917	Ipsen S.A.	11,212,622
35,999	IPSOS	955,462
19,138	Kaufman & Broad S.A.	826,265

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
279,912	Metropole Television S.A.*	$3,380,488
265,425	Peugeot S.A.*	4,266,632
190,817	Publicis Groupe S.A.(4)	6,101,575
12,552	Rothschild & Co.*	318,630
211,433	Sanofi	22,199,853
97,733	Societe BIC S.A.	5,789,932
188,612	Societe Generale S.A.*	2,903,741
334,761	Total S.A.	12,668,594

		123,796,729

	Georgia - 0.0%
68,559	TBC Bank Group plc*	703,764

	Germany - 1.9%
8,991	Allianz SE	1,865,401
19,155	Aurubis AG	1,277,505
65,438	Bayer AG	4,347,276
355,786	Deutsche Bank AG*	3,199,398
17,823	DWS Group GmbH & Co. KgaA(3)	668,363
21,239	Fresenius Medical Care AG & Co. KGaA*	1,871,200
11,437	Hochtief AG	933,828
118,789	Merck KGaA	15,181,919
19,924	Norma Group SE	554,193
284,998	ProSiebenSat.1 Media SE*	2,958,186
40,441	Rocket Internet SE*(3)	877,556
94,601	Takkt AG*	1,165,039

		34,899,864

	Greece - 0.1%
84,737	JUMBO S.A.	1,653,301
12,653	Motor Oil Hellas Corinth Refineries S.A.	172,821

		1,826,122

	Hong Kong - 2.5%
267,000	Bank of East Asia Ltd.	608,091
280,000	Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(4)	334,514
1,400,000	BOC Hong Kong Holdings Ltd.	3,903,279
1,784,000	Brilliance China Automotive Holdings Ltd.	1,821,735
273,000	China Mobile Ltd.	1,863,535
4,300,000	China Travel International Investment Hong Kong Ltd.	638,362
1,618,000	China Unicom Hong Kong Ltd.	899,974
504,000	CK Asset Holdings Ltd.	2,798,545
401,200	Dah Sing Banking Group Ltd.	362,718
111,600	Dah Sing Financial Holdings Ltd.	308,402
285,000	Emperor Entertainment Hotel Ltd.	40,477
1,198,000	Guangdong Investment Ltd.	1,936,896
417,000	Hang Lung Group Ltd.	1,009,140
1,463,000	Hang Lung Properties Ltd.	3,589,265
211,200	Hang Seng Bank Ltd.	3,323,135
216,000	Henderson Land Development Co., Ltd.	808,387
91,400	Hongkong Land Holdings Ltd.	348,161
531,000	Hysan Development Co., Ltd.	1,466,976
276,000	Kerry Properties Ltd.	656,770
271,500	Kingboard Holdings Ltd.	794,044
4,026,000	Kunlun Energy Co., Ltd.	3,372,870
129,500	NetDragon Websoft Holdings Ltd.	370,222
962,000	Pacific Textiles Holdings Ltd.	449,621
929,000	PAX Global Technology Ltd.	432,592
68,000	Qingling Motors Co., Ltd. Class H	12,291
321,000	Shenzhen International Holdings Ltd.	523,853
256,000	Sino Land Co., Ltd.	310,192
324,500	Sun Hung Kai Properties Ltd.	3,946,501
708,800	Swire Properties Ltd.	1,638,031
41,000	TAI Cheung Holdings Ltd.	25,933
713,000	TCL Electronics Holdings Ltd.*	422,749
1,820,000	WH Group Ltd.(3)	1,620,086

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
3,604,000	Xinyi Glass Holdings Ltd.	$5,287,606

		45,924,953

	Hungary - 0.2%
128,870	MOL Hungarian Oil & Gas plc*	759,139
28,423	OTP Bank Nyrt*	1,018,023
119,940	Richter Gedeon Nyrt	2,775,091

		4,552,253

	India - 0.8%
94,307	GAIL India Ltd. GDR	724,278
521,757	Infosys Ltd. ADR	6,704,577
1,805,682	Wipro Ltd. ADR	7,800,546

		15,229,401

	Indonesia - 0.7%
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	45,428
187,400	Gudang Garam Tbk PT	642,547
668,000	Indofood CBP Sukses Makmur Tbk PT	420,980
1,360,200	Indofood Sukses Makmur Tbk PT	602,857
9,617,800	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	857,718
1,569,700	Link Net Tbk PT	203,720
4,391,400	Selamat Sempurna Tbk PT	385,875
41,399,600	Telekomunikasi Indonesia Persero Tbk PT	8,635,124
1,699,000	Vale Indonesia Tbk PT*	400,445

		12,194,694

	Ireland - 0.2%
1,218,668	AIB Group plc*	1,528,361
498,558	Bank of Ireland Group plc*	1,035,799
372,418	Cairn Homes plc*	372,686
129,726	Kenmare Resources plc	322,657

		3,259,503

	Isle of Man - 0.1%
467,561	Strix Group plc	1,279,158

	Israel - 1.3%
427,671	Bank Hapoalim BM	2,580,541
233,412	Bank Leumi Le-Israel BM	1,183,254
137,413	Check Point Software Technologies Ltd.*	17,224,720
21,143	Isracard Ltd.	48,936
88,700	Ituran Location and Control Ltd.	1,173,501
1	Mehadrin Ltd.*	24
300,449	Phoenix Holdings Ltd.*	1,364,932

		23,575,908

	Italy - 1.1%
364,471	Anima Holding S.p.A.(3)	1,644,389
42,739	Azimut Holding S.p.A.	814,236
121,223	Cerved Group S.p.A.*	1,005,097
898,301	Eni S.p.A.	8,001,891
632,197	Italgas S.p.A.	4,059,788
438,841	Mediobanca Banca di Credito Finanziario S.p.A.	3,544,107
74,708	Prysmian S.p.A.	1,910,412

		20,979,920

	Japan - 17.3%
107,800	ADEKA Corp.	1,431,783
107,500	Aida Engineering Ltd.	672,891
35,500	Aisin Seiki Co., Ltd.	1,025,284
26,000	Akatsuki, Inc.	908,561
96,700	Amada Co., Ltd.	649,865
2,200	Arcland Sakamoto Co., Ltd.	40,773
54,300	Arisawa Manufacturing Co., Ltd.	408,408
75,400	Asahi Diamond Industrial Co., Ltd.	317,958
18,700	Asahi Glass Co., Ltd.	525,673
27,200	Asahi Yukizai Corp.	337,461
9,000	Asanuma Corp.	330,218

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
995,200	Astellas Pharma, Inc.	$15,523,089
131,100	Ateam, Inc.	1,042,832
1,900	Atsugi Co., Ltd.	9,553
1,500	Bando Chemical Industries Ltd.	8,600
6,200	C Uyemura & Co., Ltd.	364,749
25,700	Canon Electronics, Inc.	356,358
29,700	Canon Marketing Japan, Inc.	560,345
32,600	Central Japan Railway Co.	3,954,688
428,100	Citizen Watch Co., Ltd.	1,166,858
3,100	Corona Corp.	28,867
74,300	Dai Nippon Printing Co., Ltd.	1,614,228
46,300	Daiho Corp.	1,053,822
71,700	Daikyonishikawa Corp.	302,890
1,800	Dainichi Co., Ltd.	11,334
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	570,898
13,600	Daito Pharmaceutical Co., Ltd.	403,402
523,700	Daiwa Securities Group, Inc.	2,325,352
52,200	Daiwabo Holdings Co., Ltd.	3,794,736
57,700	DIC Corp.	1,389,107
88,500	Dip Corp.	1,665,486
19,900	Doutor Nichires Holdings Co., Ltd.	264,907
30,800	Dowa Holdings Co., Ltd.	903,868
36,000	Eagle Industry Co., Ltd.	213,884
11,300	Eizo Corp.	419,540
61,600	Exedy Corp.	760,675
124,500	FCC Co., Ltd.	1,926,656
46,400	Foster Electric Co., Ltd.	444,784
152,200	Fuji Media Holdings, Inc.	1,340,715
18,200	Fujicco Co., Ltd.	348,806
8,400	Fujikura Kasei Co., Ltd.	40,922
1,600	Fujishoji Co., Ltd.	10,375
1,100	FuKoKu Co., Ltd.	6,494
29,400	G-Tekt Corp.	243,961
24,100	Goldcrest Co., Ltd.	298,100
237,400	Hachijuni Bank Ltd.	881,947
37,600	Hamakyorex Co., Ltd.	1,120,590
364,300	Haseko Corp.	4,304,204
226,500	Hazama Ando Corp.	1,210,901
35,500	Heiwa Corp.	594,790
99,000	Hino Motors Ltd.	570,866
37,400	Hirano Tecseed Co., Ltd.	464,190
189,100	Hitachi Ltd.	5,664,309
260,100	Honda Motor Co., Ltd.	6,341,200
57,400	Hosiden Corp.	491,534
29,000	Hosokawa Micron Corp.	1,512,844
10,500	Imasen Electric Industrial	66,641
68,300	Inaba Denki Sangyo Co., Ltd.	1,562,699
1,485,800	Inpex Corp.	8,480,966
583,600	Isuzu Motors Ltd.	4,760,134
315,700	ITOCHU Corp.	6,922,139
28,800	Iwatani Corp.	1,017,183
1,400	Iwatsu Electric Co., Ltd.*	10,999
210,000	Iyo Bank Ltd.	1,242,417
3,900	Japan Foundation Engineering Co., Ltd.	14,151
132,000	Japan Petroleum Exploration Co., Ltd.	2,143,855
21,800	K&O Energy Group, Inc.	308,377
17,200	Kaken Pharmaceutical Co., Ltd.	781,675
275,100	Kamigumi Co., Ltd.	5,020,774
91,000	Kanamoto Co., Ltd.	1,838,970
63,800	Kandenko Co., Ltd.	500,066
33,600	Kanematsu Corp.	366,042
42,700	Kanto Denka Kogyo Co., Ltd.	334,352
50,600	Kasai Kogyo Co., Ltd.	184,987
688,300	KDDI Corp.	21,886,178
29,600	Kinden Corp.	458,833
18,100	Kissei Pharmaceutical Co., Ltd.	378,375

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
35,200	Kokuyo Co., Ltd.	$370,566
40,700	Kondotec, Inc.	431,878
29,600	Kumagai Gumi Co., Ltd.	678,535
29,700	Kureha Corp.	1,225,281
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	394,134
45,600	Kyudenko Corp.	1,292,472
10,700	Mabuchi Motor Co., Ltd.	321,191
72,300	Macromill, Inc.	482,784
36,700	Makino Milling Machine Co., Ltd.	1,040,968
284,500	Mitsubishi Gas Chemical Co., Inc.	4,518,806
6,700	Mitsubishi Research Institute, Inc.	268,677
22,200	Mitsuboshi Belting Ltd.	367,436
162,100	Mitsui & Co., Ltd.	2,423,410
61,400	Mitsui Chemicals, Inc.	1,168,534
34,600	Mitsui Sugar Co., Ltd.	628,742
42,100	Mixi, Inc.	822,217
35,400	Mizuno Corp.	589,999
55,100	Modec, Inc.(4)	734,979
3,900	Murakami Corp.	83,793
105,800	Musashi Seimitsu Industry Co., Ltd.	785,691
88,300	Nagase & Co., Ltd.	1,017,856
2,600	Natoco Co., Ltd.	24,888
240,300	Nexon Co., Ltd.	6,173,743
229,000	NHK Spring Co., Ltd.	1,288,719
31,400	Nichias Corp.	679,045
18,500	Nichiha Corp.	375,652
4,000	Nichireki Co., Ltd.	59,949
10,868	Nichirin Co., Ltd.	126,194
25,900	Nikkon Holdings Co., Ltd.	471,999
31,600	Nippo Corp.	838,060
14,100	Nippon Carbon Co., Ltd.	422,817
71,700	Nippon Electric Glass Co., Ltd.	1,172,745
64,600	Nippon Kayaku Co., Ltd.	633,709
969,500	Nippon Light Metal Holdings Co., Ltd.	1,597,459
31,900	Nippon Pillar Packing Co., Ltd.	436,877
26,600	Nippon Seiki Co., Ltd.	298,810
29,400	Nippon Shokubai Co., Ltd.	1,461,350
36,700	Nippon Signal Co., Ltd.	349,145
23,700	Nippon Soda Co., Ltd.	608,654
675,000	Nippon Telegraph & Telephone Corp.	15,667,736
53,300	Nishio Rent All Co., Ltd.	1,014,982
15,000	Nisshin Oillio Group Ltd.	454,568
22,200	Nitta Corp.	470,513
137,100	NOK Corp.	1,493,455
12,400	Noritake Co. Ltd.	372,884
886,000	NTT DOCOMO, Inc.	24,392,570
373,100	Obayashi Corp.	3,331,182
537,400	Oji Holdings Corp.	2,255,264
47,400	Okamura Corp.	308,236
51,400	Okinawa Cellular Telephone Co.	2,057,726
15,200	OKUMA Corp.	587,212
20,600	Okura Industrial Co., Ltd.	271,413
78,800	Open House Co., Ltd.	2,224,034
27,800	Optorun Co., Ltd.	617,331
65,000	Osaki Electric Co., Ltd.	305,655
28,500	Oyo Corp.	365,224
238,100	Penta-Ocean Construction Co., Ltd.	1,251,561
36,000	Piolax, Inc.	496,652
198,500	Press Kogyo Co., Ltd.	514,154
159,600	Rengo Co., Ltd.	1,200,514
26,100	Ryosan Co., Ltd.	496,222
29,200	Sanki Engineering Co., Ltd.	320,789
2,000	Sanko Metal Industrial Co., Ltd.	39,389
30,500	Sankyu, Inc.	1,051,613
82,300	Sanwa Holdings Corp.	705,315
13,000	Sanyo Chemical Industries Ltd.	554,145

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
80,500	Sawai Pharmaceutical Co., Ltd.	$3,824,155
18,600	SEC Carbon Ltd.(4)	1,040,615
321,900	Seino Holdings Co., Ltd.	3,961,873
256,500	Sekisui House Ltd.	4,684,652
75,700	Sekisui Jushi Corp.	1,426,302
13,500	Shibaura Mechatronics Corp.	332,230
89,000	Shikoku Chemicals Corp.	918,300
19,800	Shimachu Co., Ltd.	538,804
6,600	Shimamura Co., Ltd.	458,955
310,900	Shimizu Corp.	2,228,724
70,600	Shinnihon Corp.	523,064
23,400	Shinwa Co., Ltd.	427,080
108,700	Shizuoka Bank Ltd.	705,924
33,000	Shizuoka Gas Co., Ltd.	265,773
177,200	Showa Denko KK	3,673,735
43,000	Sintokogio Ltd.	284,495
29,500	SK-Electronics Co., Ltd.	270,841
327,100	SKY Perfect JSAT Holdings, Inc.	1,203,682
21,800	Starts Corp., Inc.	397,931
26,700	Sumitomo Bakelite Co., Ltd.	647,849
125,600	Sumitomo Corp.	1,395,381
550,300	Sumitomo Electric Industries Ltd.	6,148,291
115,500	Sumitomo Forestry Co., Ltd.	1,291,342
87,700	Sumitomo Heavy Industries Ltd.	1,708,840
146,500	Sumitomo Mitsui Construction Co., Ltd.	568,995
22,300	Sumitomo Mitsui Financial Group, Inc.	594,215
50,500	Sumitomo Rubber Industries Ltd.	420,130
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,066,385
32,900	Tachi-S Co., Ltd.	262,218
55,300	Tadano Ltd.	443,299
19,000	Taihei Dengyo Kaisha Ltd.	385,326
106,300	Taisei Corp.	3,651,391
23,400	Takasago Thermal Engineering Co., Ltd.	310,838
20,300	Tamron Co., Ltd.	322,670
98,700	Tatsuta Electric Wire and Cable Co., Ltd.	540,845
107,100	Toagosei Co., Ltd.	1,021,095
41,700	Tokai Rika Co., Ltd.	521,560
92,000	Tokuyama Corp.	2,154,816
63,600	Tokyo Broadcasting System Holdings, Inc.	960,379
174,300	Tokyu Construction Co., Ltd.	810,525
301,300	Toppan Printing Co., Ltd.	4,516,914
74,800	Topre Corp.	720,589
561,800	Toray Industries, Inc.	2,431,784
25,000	Torii Pharmaceutical Co., Ltd.	799,795
3,800	Toukei Computer Co., Ltd.	137,249
105,600	Toyo Construction Co., Ltd.	367,229
38,200	Toyo Ink SC Holdings Co., Ltd.	688,689
22,200	Toyo Kanetsu KK	412,834
79,400	Toyo Seikan Group Holdings Ltd.	869,705
38,400	Toyo Tanso Co., Ltd.	579,136
84,600	Toyota Boshoku Corp.	989,686
41,300	Toyota Motor Corp.	2,451,731
102,200	Toyota Tsusho Corp.	2,592,140
44,400	TPR Co., Ltd.	539,630
5,700	Trancom Co., Ltd.	413,704
75,800	TS Tech Co., Ltd.	1,922,687
34,400	Tsubakimoto Chain Co.	807,407
48,200	TV Asahi Holdings Corp.	659,135
20,200	Tv Tokyo Holdings Corp.	419,438
75,400	Unipres Corp.	564,443
371	United Urban Investment Corp. REIT	360,786
34,000	Ushio, Inc.	399,810
3,100	Utoc Corp.	14,191
10,300	V Technology Co., Ltd.	330,536
92,000	Wakita & Co., Ltd.	783,341
48,400	YAMABIKO Corp.	394,636

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
328,600	Yamaha Motor Co., Ltd.	$4,791,664
52,900	Yokogawa Bridge Holdings Corp.	930,483
77,000	Yokohama Rubber Co., Ltd.	984,918
18,500	Yuasa Trading Co., Ltd.	494,663
54,500	Yurtec Corp.	313,057
98,600	Zenkoku Hosho Co., Ltd.	3,446,116
54,200	Zeon Corp.	521,204

		319,987,902

	Luxembourg - 0.4%
35,509	Orion Engineered Carbons S.A.	362,192
40,082	Reinet Investments SCA	760,435
139,072	RTL Group S.A.*	4,588,660
7,453	Stabilus S.A.	375,145
208,760	Tenaris S.A.	1,230,341

		7,316,773

	Malaysia - 0.8%
48,400	AFFIN Bank Bhd*	18,453
396,800	AMMB Holdings Bhd	271,840
9,062,400	Astro Malaysia Holdings Bhd	1,707,320
1,628,800	Genting Bhd	1,477,927
444,500	KLCCP Stapled Group	816,304
768,200	Lingkaran Trans Kota Holdings Bhd	727,963
1,992,286	Lynas Corp. Ltd.*	3,202,720
117,000	Petronas Gas Bhd	465,282
1,005,400	Public Bank Bhd	4,035,463
1,604,200	RHB Bank Bhd	1,899,607
186,200	Scientex BHD	400,505
606,000	Uchi Technologies Bhd	366,375

		15,389,759

	Mexico - 1.2%
705,000	Banco del Bajio S.A.*(3)	544,866
1,529,501	Bolsa Mexicana de Valores S.A.B. de C.V.	3,104,361
3,587,200	Concentradora Fibra Danhos S.A. de C.V. REIT(4)	3,468,728
658,100	Gentera S.A.B. de C.V.*	230,653
232,800	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	971,264
46,012	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	3,086,945
868,000	Grupo Financiero Banorte S.A.B. de C.V. Class O	3,108,887
1,043,300	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	752,414
4,549,033	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	7,479,178
2	Urbi Desarrollos Urbanos S.A.B. de C.V.*	2

		22,747,298

	Monaco - 0.1%
58,236	Endeavour Mining Corp.*	1,569,105

	Netherlands - 2.7%
419,425	ASR Nederland N.V.	13,550,432
355,278	ING Groep N.V.	2,477,311
230,001	NN Group N.V.	8,418,520
3,596,154	Pharming Group N.V.*(4)	4,062,438
408,302	PostNL N.V.	1,001,459
771,891	Royal Dutch Shell plc Class A(4)	11,418,301
391,649	Royal Dutch Shell plc Class B(4)	5,497,364
138,459	Signify N.V.*(3)	4,154,219

		50,580,044

	New Zealand - 0.1%
380,495	Freightways Ltd.	1,771,634

	Norway - 1.5%
64,802	Austevoll Seafood ASA	547,735
345,307	Equinor ASA	5,177,237
186,850	Frontline Ltd.	1,506,937
31,038	Salmar ASA*	1,476,198
1,026,915	Telenor ASA	15,874,855

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
60,158	Yara International ASA	$2,537,697

		27,120,659

	Peru - 0.1%
116,103	Cia de Minas Buenaventura SAA ADR	1,376,982

	Philippines - 0.0%
373,000	Metropolitan Bank & Trust Co.	260,509

	Poland - 1.0%
65,286	Asseco Poland S.A.	1,117,877
10,893	Grupa Kety S.A.	1,268,613
57,104	Grupa Lotos S.A.	737,820
89,217	KGHM Polska Miedz S.A.*	3,003,565
162,196	PLAY Communications S.A.(3)	1,398,605
119,449	Polski Koncern Naftowy ORLEN S.A.	1,700,795
2,858,363	Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,897,762
886,928	Powszechna Kasa Oszczednosci Bank Polski S.A.*	5,136,853
26,694	Powszechny Zaklad Ubezpieczen S.A.	192,425
9,654	Santander Bank Polska S.A.*	387,236
46,691	Warsaw Stock Exchange	543,240

		19,384,791

	Portugal - 0.0%
271,602	Navigator Co. S.A.	673,905

	Russia - 1.6%
125,958	Gazprom PJSC ADR	608,897
64,397	Globaltrans Investment plc GDR	385,523
90,029	LUKOIL PJSC ADR	6,126,202
153,789	MMC Norilsk Nickel PJSC ADR	4,017,247
106,476	PhosAgro PJSC GDR	1,258,243
272,619	Polymetal International plc	6,743,542
27,305	Polyus PJSC GDR	3,122,152
539,390	RusHydro PJSC ADR	539,189
651,414	Surgutneftegas PJSC ADR	3,224,795
67,861	Tatneft PJSC ADR*	3,020,457

		29,046,247

	Singapore - 1.9%
31,600	China Yuchai International Ltd.	417,752
607,700	ComfortDelGro Corp. Ltd.	604,611
1,086,900	DBS Group Holdings Ltd.	15,700,981
1,400,000	IGG, Inc.(4)	1,371,613
1,143,700	Oversea-Chinese Banking Corp. Ltd.	7,163,860
1,016,700	Singapore Telecommunications Ltd.	1,851,736
207,800	United Overseas Bank Ltd.	2,925,722
790,100	UOL Group Ltd.	3,827,152
42,900	Venture Corp. Ltd.	560,249

		34,423,676

	South Africa - 3.0%
76,147	AECI Ltd.	384,771
82,049	Anglo American Platinum Ltd.	6,298,341
151,093	AngloGold Ashanti Ltd. ADR	4,863,684
47,110	Astral Foods Ltd.	379,171
821,180	AVI Ltd.	3,393,050
268,724	Barloworld Ltd.	1,036,511
517,816	Gold Fields Ltd. ADR	6,778,211
412,226	Harmony Gold Mining Co., Ltd. ADR*	2,658,858
94,262	Hudaco Industries Ltd.	388,513
465,237	Impala Platinum Holdings Ltd.	4,153,180
152,016	Kumba Iron Ore Ltd.	4,915,877
4,927,453	Netcare Ltd.	3,920,343
350,842	Northam Platinum Ltd.*	2,769,409
73,987	Oceana Group Ltd.	311,638
1,074,205	RMB Holdings Ltd.	85,546
278,954	Sanlam Ltd.	987,188
376,280	Sibanye Stillwater Ltd.*	1,064,418

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
346,595	Standard Bank Group Ltd.	$2,204,315
200,209	Truworths International Ltd.	382,176
1,037,093	Vodacom Group Ltd.	7,791,962

		54,767,162

	South Korea - 5.1%
14,553	AfreecaTV Co., Ltd.	770,661
30,450	Asia Paper Manufacturing Co., Ltd.	737,976
131,840	BH Co., Ltd.*	2,594,599
10,034	Com2uSCorp	1,015,951
30,013	Daeduck Co., Ltd.(2)	173,073
25,127	Daelim Industrial Co., Ltd.	1,767,378
19,133	Daesang Corp.	410,036
34,429	DB HiTek Co., Ltd.	994,641
9,466	DongKook Pharmaceutical Co., Ltd.	1,167,227
14,160	DoubleUGames Co., Ltd.	905,921
18,566	Eugene Technology Co., Ltd.	528,041
34,494	Grand Korea Leisure Co., Ltd.	369,646
6,878	GS Home Shopping, Inc.	612,681
138,428	Hana Financial Group, Inc.	3,435,120
18,238	Handsome Co., Ltd.	464,755
79,766	Hankook Tire & Technology Co., Ltd.	1,746,769
8,017	Hansol Chemical Co., Ltd.	1,020,202
31,319	Hanyang Eng Co., Ltd.	286,493
27,797	Hyundai Department Store Co., Ltd.	1,394,626
22,580	Hyundai Engineering & Construction Co., Ltd.	652,247
5,371	Hyundai Glovis Co., Ltd.	503,532
35,233	Hyundai Greenfood Co., Ltd.	233,763
6,416	Hyundai Home Shopping Network Corp.	326,537
43,974	Hyundai Mobis Co., Ltd.	7,609,117
30,973	INTOPS Co., Ltd.	372,364
115,243	KB Financial Group, Inc.	3,410,647
44,474	KC Tech Co., Ltd.	869,804
66,908	KEPCO Plant Service & Engineering Co., Ltd.	1,653,715
67,782	Kginicis Co., Ltd.	1,352,726
78,216	Kia Motors Corp.	2,662,189
26,466	Kolmar Korea Holdings Co., Ltd.	647,021
29,278	Korea Autoglass Corp.	354,835
31,466	Kortek Corp.	235,274
59,066	KT Skylife Co., Ltd.	418,791
62,607	KT&G Corp.	4,249,382
78,362	LG Corp.	4,866,071
5,014	LG Innotek Co., Ltd.	680,568
10,897	Lotte Chemical Corp.	1,545,413
46,070	LOTTE Fine Chemical Co., Ltd.	1,694,509
15,931	Mcnex Co., Ltd.	519,182
5,892	Orion Corp/Republic of Korea	662,715
40,861	Partron Co., Ltd.	385,089
5,887	POSCO	949,981
140,518	Power Logics Co., Ltd.	892,630
36,315	Sammok S-Form Co., Ltd.	243,839
401,041	Samsung Electronics Co., Ltd.	19,600,414
2,145	Samsung Electronics Co., Ltd. GDR	2,601,227
90,445	Samsung Engineering Co., Ltd.*	907,148
244,969	Seohan Co., Ltd.	231,755
634,176	Seohee Construction Co., Ltd.	592,103
12,783	SFA Engineering Corp.	378,834
13,569	Shindaeyang Paper Co., Ltd.	633,285
121,914	Shinhan Financial Group Co., Ltd.	3,059,216
45,773	SK Hynix, Inc.	3,204,854
24,799	Songwon Industrial Co., Ltd.	270,073
40,034	Soulbrain Holdings Co., Ltd.(1)(2)	3,222,478
16,337	Spigen Korea Co., Ltd.	881,774
304	Taekwang Industrial Co., Ltd.	174,125
10,343	Youngone Holdings Co., Ltd.	302,206

		94,447,229

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Spain - 0.6%
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.	$325,233
498,265	Banco Bilbao Vizcaya Argentaria S.A.	1,551,458
163,654	Faes Farma S.A.	688,770
305,678	Mediaset Espana Comunicacion S.A.*	999,870
874,960	Prosegur Cash S.A.(3)	721,829
623,448	Repsol S.A.	4,916,345
64,915	Talgo S.A.*(3)	298,672
105,548	Zardoya Otis S.A.	700,666

		10,202,843

	Sweden - 1.6%
424,519	Boliden AB	11,592,838
255,364	Essity AB Class B*	8,425,582
516,597	Hexpol AB*	3,437,225
112,652	Industrivarden AB Class C*	2,778,840
47,007	Loomis AB*	1,123,204
86,633	Securitas AB Class B*	1,291,738
32,997	Swedish Orphan Biovitrum AB*	693,418
111,733	Tethys Oil AB	572,169

		29,915,014

	Switzerland - 4.1%
12,187	Baloise Holding AG	1,859,429
418,557	Credit Suisse Group AG	4,463,606
7,426	dormakaba Holding AG*	4,158,688
133,951	Ferrexpo plc	309,956
277,357	Novartis AG	22,845,126
1,412	Plazza AG Class A	433,844
71,660	Roche Holding AG	24,819,906
10,654	Swatch Group AG (The)	2,233,584
12,989	Swisscom AG	6,904,501
359,887	UBS Group AG	4,239,749
7,912	Zurich Insurance Group AG	2,925,879

		75,194,268

	Taiwan - 6.8%
48,000	Addcn Technology Co., Ltd.*	346,846
241,000	Aten International Co., Ltd.	690,186
422,000	Catcher Technology Co., Ltd.	3,115,905
2,903,000	Cathay Financial Holding Co., Ltd.	3,924,339
178,000	Chenbro Micom Co., Ltd.	517,629
281,000	Chia Chang Co., Ltd.	364,570
1,310,000	Chicony Electronics Co., Ltd.	3,880,148
164,000	Chicony Power Technology Co., Ltd.	378,791
1,270,000	China Life Insurance Co., Ltd.	880,825
250,400	China Motor Corp.	331,329
952,000	Chipbond Technology Corp.	1,943,560
811,000	Compeq Manufacturing Co., Ltd.	1,344,357
389,000	Coretronic Corp.	471,860
655,000	Elan Microelectronics Corp.	3,519,881
1,089,000	Epistar Corp.*	1,685,878
320,000	Foxconn Technology Co., Ltd.	592,846
632,000	Fusheng Precision Co., Ltd.	3,516,121
629,000	Gamania Digital Entertainment Co., Ltd.	1,428,901
297,000	Globalwafers Co., Ltd.	4,251,482
333,000	Grape King Bio Ltd.	2,115,884
161,000	Greatek Electronics, Inc.	287,323
1,626,829	Hannstar Board Corp.	2,322,103
733,000	Holtek Semiconductor, Inc.	1,814,162
482,000	Hon Hai Precision Industry Co., Ltd.	1,288,207
548,000	HTC Corp.	558,888
404,940	Innodisk Corp.	2,515,324
2,031,000	Innolux Corp.*	575,235
282,000	ITEQ Corp.	1,287,660
99,000	King Slide Works Co., Ltd.	1,142,637
399,000	Kinsus Interconnect Technology Corp.	1,050,522

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
88,000	Kung Long Batteries Industrial Co., Ltd.	$452,652
2,132,000	Lite-On Technology Corp.	3,606,895
39,000	Lotes Co., Ltd.	599,170
58,500	Lumax International Corp. Ltd.	134,178
543,000	Macronix International	586,747
833,336	Mitac Holdings Corp.	840,962
199,000	Nien Made Enterprise Co., Ltd.	2,184,938
448,000	Novatek Microelectronics Corp.	4,440,958
1,157,000	Pegatron Corp.	2,427,215
67,000	Phison Electronics Corp.	672,199
321,000	Polytronics Technology Corp.	813,509
792,000	Pou Chen Corp.	718,016
722,000	Powertech Technology, Inc.	2,411,962
879,000	Radiant Opto-Electronics Corp.	3,758,082
49,000	Realtek Semiconductor Corp.*	625,150
259,000	Shin Kong No.1 REIT	167,984
333,000	Shinkong Insurance Co., Ltd.	389,618
245,000	Sigurd Microelectronics Corp.	364,566
327,000	Simplo Technology Co., Ltd.	3,634,595
260,000	Sinbon Electronics Co., Ltd.	1,545,600
116,000	Sinmag Equipment Corp.	308,879
649,000	Sino-American Silicon Products, Inc.	2,166,641
25,600	Sirtec International Co., Ltd.	23,230
198,000	Sitronix Technology Corp.	1,016,112
227,000	Sunonwealth Electric Machine Industry Co., Ltd.	429,553
591,000	Synnex Technology International Corp.	882,782
55,000	TaiDoc Technology Corp.*	473,880
354,000	Taiwan PCB Techvest Co., Ltd.	445,070
195,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,837,951
263,623	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,797,218
628,000	Test Research, Inc.	1,160,479
343,000	Thinking Electronic Industrial Co., Ltd.	1,139,109
296,000	Topco Scientific Co., Ltd.	1,172,660
520,000	TPK Holding Co., Ltd.*	922,741
724,000	Tripod Technology Corp.	3,142,783
626,000	Unitech Printed Circuit Board Corp.	541,199
320,000	United Integrated Services Co., Ltd.	2,245,618
8,989,000	United Microelectronics Corp.	6,816,312
1,143,000	Walton Advanced Engineering, Inc.*	377,357
24,000	Wiwynn Corp.	643,462
341,000	Zippy Technology Corp.	388,441

		126,449,872

	Thailand - 1.4%
1,631,900	Bangkok Bank PCL NVDR	5,220,902
468,100	Dhipaya Insurance PCL NVDR	435,570
2,127,900	Kasikornbank PCL NVDR	5,544,884
392,100	Kiatnakin Bank PCL NVDR	488,704
3,865,800	Krung Thai Bank PCL NVDR	1,224,765
1,549,000	PTT Exploration & Production PCL NVDR	4,539,926
1,745,100	Siam Commercial Bank PCL NVDR	3,761,948
426,800	Thai Vegetable Oil PCL NVDR	400,940
20,783,400	TMB Bank PCL NVDR	634,904
7,364,200	TTW PCL NVDR	3,166,509

		25,419,052

	Turkey - 0.8%
77,490	Coca-Cola Icecek AS	498,373
3,246,069	Dogan Sirketler Grubu Holding AS	980,562
2,646,635	Enka Insaat ve Sanayi AS	2,469,863
570,914	Eregli Demir ve Celik Fabrikalari T.A.S.	623,736
37,392	Ford Otomotiv Sanayi AS	443,037
600,733	Tekfen Holding AS	1,314,345
91,308	Tofas Turk Otomobil Fabrikasi AS	331,910
1,279,577	Turk Telekomunikasyon AS	1,327,356
3,150,053	Turkcell Iletisim Hizmetleri AS	6,686,624
112,907	Ulker Biskuvi Sanayi AS*	419,936

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
64,339	Vestel Beyaz Esya Sanayi ve Ticaret AS	$252,573

		15,348,315

	United Kingdom - 10.0%
248,422	Ashmore Group plc	1,270,848
1,936,487	Aviva plc	6,659,681
566,872	Babcock International Group plc	2,135,567
2,761,836	Barclays plc	3,580,710
661,700	Barratt Developments plc	4,395,449
117,410	Bellway plc	3,888,037
110,966	British American Tobacco plc	3,667,239
426,452	Britvic plc	4,432,492
868,886	BT Group plc	1,116,475
964,175	Cairn Energy plc*	1,499,812
315,849	Clinigen Group plc	2,900,801
495,184	Countryside Properties plc(3)	1,828,164
318,469	Crest Nicholson Holdings plc	777,413
325,074	Devro plc	691,047
52,284	Dialog Semiconductor plc*	2,450,809
83,239	Gamesys Group plc*	1,007,563
865,012	GlaxoSmithKline plc	17,231,306
197,725	GoCo Group plc	263,779
789,440	Gulf Keystone Petroleum Ltd.	949,598
242,925	Headlam Group plc	874,469
52,687	Hikma Pharmaceuticals plc	1,476,339
3,119,728	HSBC Holdings plc	14,074,780
115,910	Hunting plc	269,692
830,700	IG Group Holdings plc	7,939,512
491,541	IMI plc	6,678,526
59,716	Imperial Brands plc	994,916
255,352	Indivior plc*	462,024
4,593,588	ITV plc	3,387,397
68,366	John Laing Group plc(3)	264,293
257,298	Jupiter Fund Management plc	761,007
2,024,719	Legal & General Group plc	5,604,988
192,276	Meggitt plc	671,797
108,285	Mondi plc	1,918,019
1,642,351	Moneysupermarket.com Group plc	6,291,894
2,169,605	Natwest Group plc	2,988,011
110,957	Norcros plc	227,305
1,739,529	Pan African Resources plc	562,090
412,116	PayPoint plc	3,242,153
52,545	Persimmon plc*	1,640,465
57,934	Polar Capital Holdings plc	356,938
188,154	Prudential plc	2,688,863
202,326	Reach plc	163,139
297,805	Redrow plc	1,662,658
261,293	Rio Tinto plc	15,905,475
481,117	Serica Energy plc	737,230
1,251,405	Standard Chartered plc	6,256,860
215,977	Subsea 7 S.A.*	1,654,545
490,179	Synthomer plc	1,852,186
2,489,821	Taylor Wimpey plc	3,840,616
242,439	TI Fluid Systems plc(3)	552,194
344,138	TP ICAP plc	1,485,429
32,074	Ultra Electronics Holdings plc	991,232
230,877	Unilever N.V.	13,642,588
151,919	Unilever plc	9,046,014
218,145	Vistry Group plc	1,753,875
162,215	Volution Group plc	353,545
200,149	WPP plc	1,484,364

		185,504,218

	United States - 0.3%
306,900	Alacer Gold Corp.*	2,371,432
393,300	Argonaut Gold, Inc.*	822,159
1,166,279	Diversified Gas & Oil plc	1,458,871

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
649,000	Nexteer Automotive Group Ltd.		$411,488

			5,063,950

	Total Common Stocks (cost $1,899,407,271)		$1,814,043,207

Preferred Stocks - 0.5%
	Brazil - 0.4%
262,200	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%		716,752
3,412,853	Cia de Saneamento do Parana		3,964,668
1,053,800	Itausa - Investimentos Itau S.A.		2,155,456

			6,836,876

	Germany - 0.1%
251,499	Schaeffler AG		1,834,812

	Total Preferred Stocks (cost $9,523,080)		$8,671,688

	Total Long-Term Investments (cost $1,908,930,351)		$1,822,714,895

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 1.1%
20,039,228	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(5)		$20,039,228

	Securities Lending Collateral - 1.2%
1,103,310	Citibank NA DDCA, 0.09%, 8/3/2020(5)		1,103,310
1,287,439	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(5)		1,287,439
19,675,451	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(5)		19,675,451

			22,066,200

	Total Short-Term Investments (cost $42,105,428)		$42,105,428

	Total Investments (cost $1,951,035,779)	100.9%	$1,864,820,323
	Other Assets & Liabilities	(0.9)%	(15,825,256)

	Total Net Assets	100.0%	$1,848,995,067

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $3,234,333, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	Investment valued using significant unobservable inputs.
(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $34,353,967, representing 1.9% of net assets.

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)	Current yield as of period end.

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,183,100	GBP	5,280,026	USD	UBS	08/26/20	$196,448	$—
30,707,172	USD	24,538,100	GBP	JPM	08/26/20	—	(1,417,871)
10,251,157	USD	170,397,013	ZAR	CBK	08/26/20	311,904	—
5,063,508	USD	83,926,887	ZAR	BOA	08/26/20	168,055	—
15,342,189	USD	263,658,200	ZAR	MSC	08/26/20	—	(36,987)
Total Foreign Currency Contracts						$676,407	$(1,454,858)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
GBP	British Pound
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$75,768,740	$14,705,085	$61,051,800	$11,855
Austria	18,341,748	—	18,341,748	—
Belgium	8,656,595	228,052	8,428,543	—
Bermuda	533,415	533,415	—	—
Brazil	14,659,152	14,659,152	—	—
Canada	110,705,769	110,705,769	—	—
Chile	5,720,352	5,720,352	—	—
China	117,102,658	15,220,661	101,881,997	—
Czech Republic	2,759,384	—	2,759,384	—
Denmark	10,423,129	—	10,423,129	—
Egypt	1,910,261	—	1,910,261	—
Finland	5,278,528	—	5,278,528	—
France	123,796,729	318,630	123,478,099	—
Georgia	703,764	—	703,764	—
Germany	34,899,864	668,363	34,231,501	—
Greece	1,826,122	—	1,826,122	—
Hong Kong	45,924,953	—	45,924,953	—
Hungary	4,552,253	—	4,552,253	—
India	15,229,401	15,229,401	—	—
Indonesia	12,194,694	—	12,194,694	—
Ireland	3,259,503	—	3,259,503	—
Isle of Man	1,279,158	1,279,158	—	—
Israel	23,575,908	18,398,245	5,177,663	—
Italy	20,979,920	—	20,979,920	—
Japan	319,987,902	—	319,987,902	—
Luxembourg	7,316,773	362,192	6,954,581	—
Malaysia	15,389,759	—	15,389,759	—
Mexico	22,747,298	22,747,298	—	—
Monaco	1,569,105	1,569,105	—	—
Netherlands	50,580,044	—	50,580,044	—
New Zealand	1,771,634	—	1,771,634	—
Norway	27,120,659	—	27,120,659	—
Peru	1,376,982	1,376,982	—	—
Philippines	260,509	—	260,509	—
Poland	19,384,791	—	19,384,791	—
Portugal	673,905	—	673,905	—
Russia	29,046,247	6,072,785	22,973,462	—
Singapore	34,423,676	417,752	34,005,924	—
South Africa	54,767,162	30,099,922	24,667,240	—
South Korea	94,447,229	—	91,224,751	3,222,478
Spain	10,202,843	—	10,202,843	—
Sweden	29,915,014	1,123,204	28,791,810	—
Switzerland	75,194,268	433,844	74,760,424	—
Taiwan	126,449,872	20,965,202	105,484,670	—
Thailand	25,419,052	—	25,419,052	—
Turkey	15,348,315	2,269,991	13,078,324	—
United Kingdom	185,504,218	5,940,713	179,563,505	—
United States	5,063,950	3,193,591	1,870,359	—
Preferred Stocks	8,671,688	6,836,876	1,834,812	—
Short-Term Investments	42,105,428	42,105,428	—	—
Foreign Currency Contracts(2)	676,407	—	676,407	—

Total	$1,865,496,730	$343,181,168	$1,519,081,229	$3,234,333

Liabilities
Foreign Currency Contracts(2)	$(1,454,858)	$—	$(1,454,858)	$—

Total	$(1,454,858)	$—	$(1,454,858)	$—

(1)	For the period ended July 31, 2020, Investments valued at $3,234,333 were transferred into Level 3 due to the unavailability of active market pricing, there were no transfer out of Level 3.

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

Hartford Schroders International Stock Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.2%
	Argentina - 2.7%
18,231	MercadoLibre, Inc.*	$20,502,947

	Australia - 1.8%
618,202	BHP Group plc	13,367,638

	Austria - 1.1%
357,948	Erste Group Bank AG*	8,012,037

	Brazil - 1.0%
322,659	Raia Drogasil S.A.	7,675,951

	Canada - 1.6%
125,963	Canadian National Railway Co.	12,304,303

	China - 7.9%
127,896	Alibaba Group Holding Ltd. ADR*	32,104,454
392,500	Tencent Holdings Ltd.	26,924,775

		59,029,229

	Denmark - 2.3%
133,025	Vestas Wind Systems A/S	17,051,805

	France - 2.4%
159,707	Schneider Electric SE	18,312,560

	Germany - 17.0%
43,367	adidas AG*	11,959,632
56,242	Allianz SE	11,668,767
187,335	Bayerische Motoren Werke AG	11,980,158
77,747	Continental AG	7,510,263
311,780	Deutsche Wohnen SE	15,170,104
452,206	GEA Group AG	16,322,647
586,693	Infineon Technologies AG	14,957,958
120,306	Knorr-Bremse AG	14,076,683
150,195	SAP SE	23,708,783

		127,354,995

	Hong Kong - 3.9%
1,881,800	AIA Group Ltd.	16,968,076
264,711	Hong Kong Exchanges & Clearing Ltd.	12,603,721

		29,571,797

	India - 1.5%
829,827	HDFC Bank Ltd.	11,462,544

	Italy - 1.0%
3,867,256	Intesa Sanpaolo S.p.A.*	7,882,801

	Japan - 6.4%
280,300	Recruit Holdings Co., Ltd.	8,744,194
21,800	SMC Corp.	11,456,968
188,100	Sony Corp.	14,614,430
369,100	Takeda Pharmaceutical Co., Ltd.	13,386,078

		48,201,670

	Netherlands - 6.0%
57,937	ASML Holding N.V.	20,598,784
243,242	Koninklijke Philips N.V.*	12,568,530
801,488	Royal Dutch Shell plc Class A(1)	11,941,032

		45,108,346

	New Zealand - 1.6%
189,519	Xero Ltd.*	12,146,977

	Norway - 3.2%
855,518	DNB ASA*	13,140,198
707,831	Equinor ASA	10,612,610

		23,752,808

	South Korea - 3.1%
477,585	Samsung Electronics Co., Ltd.	23,341,413

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Spain - 3.4%
2,422,352	Banco Bilbao Vizcaya Argentaria S.A.		$7,542,524
1,347,261	Iberdrola S.A.		17,413,734
28,901	Iberdrola S.A.		371,761

			25,328,019

	Switzerland - 13.6%
198,143	Alcon, Inc.*		11,975,616
1,159	Chocoladefabriken Lindt & Spruengli AG		8,972,790
162,800	Cie Financiere Richemont S.A.		10,106,806
27,267	Lonza Group AG		17,051,010
188,150	Nestle S.A.		22,375,118
67,346	Roche Holding AG		23,325,724
37,787	Sika AG		8,303,015

			102,110,079

	Taiwan - 4.2%
2,191,000	Taiwan Semiconductor Manufacturing Co., Ltd.		31,886,932

	United Kingdom - 10.1%
409,896	Bunzl plc		11,741,892
473,872	Burberry Group plc		7,721,161
379,387	Diageo plc		13,882,005
785,213	GlaxoSmithKline plc		15,641,685
864,152	National Grid plc		10,138,124
263,432	Ocado Group plc*		7,057,301
328,180	Whitbread plc*		9,318,250

			75,500,418

	United States - 1.4%
6,203	Booking Holdings, Inc.*		10,310,192

	Total Common Stocks (cost $608,596,816)		$730,215,461

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 1.9%
14,323,953	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)		$14,323,953

	Securities Lending Collateral - 0.4%
146,883	Citibank NA DDCA, 0.09%, 8/3/2020(2)		146,883
171,397	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)		171,397
2,619,389	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(2)		2,619,389

			2,937,669
	Total Short-Term Investments (cost $17,261,622)		$17,261,622

	Total Investments (cost $625,858,438)	99.5%	$747,477,083
	Other Assets and Liabilities	0.5%	3,760,006

	Total Net Assets	100.0%	$751,237,089

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$20,502,947	$20,502,947	$—	$—
Australia	13,367,638	—	13,367,638	—
Austria	8,012,037	—	8,012,037	—
Brazil	7,675,951	7,675,951	—	—
Canada	12,304,303	12,304,303	—	—
China	59,029,229	32,104,454	26,924,775	—
Denmark	17,051,805	—	17,051,805	—
France	18,312,560	—	18,312,560	—
Germany	127,354,995	—	127,354,995	—
Hong Kong	29,571,797	—	29,571,797	—
India	11,462,544	—	11,462,544	—
Italy	7,882,801	—	7,882,801	—
Japan	48,201,670	—	48,201,670	—
Netherlands	45,108,346	—	45,108,346	—
New Zealand	12,146,977	—	12,146,977	—
Norway	23,752,808	—	23,752,808	—
South Korea	23,341,413	—	23,341,413	—
Spain	25,328,019	—	25,328,019	—
Switzerland	102,110,079	—	102,110,079	—
Taiwan	31,886,932	—	31,886,932	—
United Kingdom	75,500,418	—	75,500,418	—
United States	10,310,192	10,310,192	—	—
Short-Term Investments	17,261,622	17,261,622	—	—

Total	$747,477,083	$100,159,469	$647,317,614	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Schroders Securitized Income Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 99.2%
	Asset-Backed - Automobile - 0.0%
$7	Honda Auto Receivables Owner Trust 2.57%, 12/21/2021	$7

	Asset-Backed - Finance & Insurance - 29.3%
	Bellemeade Re Ltd.
765,000	2.82%, 06/25/2030, 1 mo. USD LIBOR + 2.650%(1)(2)	767,306
654,000	3.57%, 06/25/2030, 1 mo. USD LIBOR + 3.400%(1)(2)	659,237
1,000,000	Carbone CLO Ltd. 1.41%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(2)	977,938
1,498,035	Carlyle Global Market Strategies CLO Ltd. 1.16%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(2)(3)	1,473,280
1,296,000	CIFC Funding Ltd. 1.37%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	1,269,865
1,290,365	CLI Funding LLC 3.71%, 05/18/2044(1)	1,297,775
599,918	Countrywide Asset-Backed Certificates Trust 5.71%, 05/25/2036(4)	616,133
1,119,000	FirstKey Homes LLC 3.64%, 09/17/2025(1)	1,118,967
1,000,000	Madison Park Funding Ltd. 1.03%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(2)(3)	982,149
	Navient Private Education Refi Loan Trust
500,000	1.22%, 07/15/2069(1)	501,015
1,460,000	1.69%, 05/15/2069(1)	1,477,293
500,000	Oaktown Re Ltd. 3.38%, 07/25/2030, 1 mo. USD LIBOR + 3.200%(1)(2)	499,800
	Preston Ridge Partners Mortgage Trust LLC
867,821	3.35%, 07/25/2024(1)(5)	861,934
684,767	4.50%, 01/25/2024(1)(5)	689,214
746,440	Radnor RE Ltd. 2.12%, 02/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	730,956
504,903	SoFi Professional Loan Program Trust 1.95%, 02/15/2046(1)	515,880
1,061,832	SpringCastle Funding Asset-Backed Notes 3.20%, 05/27/2036(1)	1,071,715
	Towd Point Mortgage Trust
275,372	3.25%, 07/25/2058(1)(4)	291,671
1,400,000	4.25%, 10/25/2058(1)(4)	1,430,737
919,000	4.40%, 11/25/2058(1)(4)	935,914
1,053,000	4.50%, 11/25/2058(1)(4)	1,085,655
1,000,000	5.00%, 11/25/2058(1)(4)	1,035,183
725,000	Treman Park CLO Ltd. 1.34%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)(3)	717,013
416,420	Triton Container Finance VI LLC 3.52%, 06/20/2042(1)	416,136

		21,422,766

	Asset-Backed - Home Equity - 6.6%
814,634	CWABS Revolving Home Equity Loan Trust 0.32%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(2)	743,059
597,606	CWHEQ Revolving Home Equity Loan Resecuritization Trust 0.37%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(2)	518,079
796,291	CWHEQ Revolving Home Equity Loan Trust 0.32%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(2)(3)	749,371
256,129	Home Equity Loan Trust 0.30%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(2)	249,318
258,664	Legacy Mortgage Asset Trust 4.00%, 12/28/2054(1)(4)	260,547
1,161,621	Master Asset Backed-Securities Trust 0.47%, 05/25/2037, 1 mo. USD LIBOR + 0.300%(1)(2)	1,055,701
769,262	Morgan Stanley Home Equity Loan Trust 0.45%, 02/25/2036, 1 mo. USD LIBOR + 0.280%(2)	756,779

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	$72,300	Macromill, Inc.	$482,784
	518,077	Option One Mortgage Loan Trust 5.86%, 01/25/2037(5)	528,198

			4,861,052

		Asset-Backed - Student Loan - 1.0%
GBP	553,969	Income Contingent Student Loan 1.32%, 07/24/2058, 12 mo. GBP LIBOR + 1.000%(2)(3)(6)	714,736

		Commercial Mortgage - Backed Securities - 16.4%
	$700,000	BX Commercial Mortgage Trust 1.88%, 11/15/2035, 1 mo. USD LIBOR + 1.700%(1)(2)	694,306
	648,000	2.13%, 03/15/2037, 1 mo. USD LIBOR + 1.951%(1)(2)	625,307
	1,015,000	BX Trust 1.95%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(2)	909,573
	1,000,000	CAMB Commercial Mortgage Trust 2.73%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	965,393
	500,000	Citigroup Commercial Mortgage Trust 1.33%, 12/15/2036, 1 mo. USD LIBOR + 1.150%(1)(2)	442,422
	500,000	2.98%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(2)	400,476
	1,000,000	3.52%, 05/10/2035(1)(4)	992,802
	280,000	COMM Mortgage Trust 2.18%, 06/15/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	266,702
	536,000	2.38%, 10/15/2036, 1 mo. USD LIBOR + 2.200%(1)(2)	417,607
	252,000	2.57%, 06/15/2034, 1 mo. USD LIBOR + 2.394%(1)(2)	199,779
	835,000	Core Mortgage Trust 2.08%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(2)	794,719
	1,708,000	Credit Suisse Mortgage Capital Certificates 2.33%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(2)	1,665,896
	819,593	HPLY Trust 2.53%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(2)	737,375
	508,693	Morgan Stanley Capital Trust 1.83%, 08/15/2033, 1 mo. USD LIBOR + 1.650%(1)(2)	459,817
	250,000	2.73%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(2)	231,704
	900,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	815,665
	1,413,000	MSSG Trust 3.74%, 09/13/2039(1)(4)	1,397,554

			12,017,097

		Other Asset Backed Securities - 24.0%
	882,998	American Home Mortgage Investment Trust 0.65%, 02/25/2032, 1 mo. USD LIBOR + 0.480%(1)(2)	846,910
	985,040	BlueMountain CLO Ltd. 1.50%, 01/20/2029, 3 mo. USD LIBOR + 1.230%(1)(2)(3)	976,412
	1,750,000	CBAM Ltd. 1.55%, 01/15/2031, 3 mo. USD LIBOR + 1.270%(1)(2)(3)	1,720,080
	1,428,709	CIFC Funding Ltd. 1.07%, 01/20/2028, 3 mo. USD LIBOR + 0.800%(1)(2)(3)	1,415,346
	904,838	CSMC Trust 4.10%, 09/27/2066(1)(4)	908,487
	660,373	CWABS Revolving Home Equity Loan Trust 0.47%, 02/15/2034, 1 mo. USD LIBOR + 0.290%(2)	645,131
	400,278	0.48%, 02/15/2034, 1 mo. USD LIBOR + 0.300%(2)	398,085
	850,000	Dryden 53 CLO Ltd. 1.40%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	835,553
	483,000	Dryden 58 CLO Ltd. 1.27%, 07/17/2031, 12 mo. GBP LIBOR + 1.000%(1)(2)	471,650
	821,000	Goldentree Loan Management U.S. CLO Ltd. 1.42%, 11/28/2030, 3 mo. USD LIBOR + 1.150%(1)(2)	806,418
	750,000	JP Morgan Mortgage Acquisition Trust 4.85%, 11/25/2036(5)	786,634
	3,000,000	LCM XIII L.P. 1.41%, 07/19/2027, 3 mo. USD LIBOR + 1.140%(1)(2)(3)	2,967,507
	1,000,000	LCM XXIII Ltd. 1.34%, 10/20/2029, 3 mo. USD LIBOR + 1.070%(1)(2)(3)	982,023
	1,496,757	MP CLO VIII Ltd. 1.16%, 10/28/2027, 3 mo. USD LIBOR + 0.910%(1)(2)(3)	1,475,596
		Preston Ridge Partners Mortgage Trust LLC

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	$1,388,439	3.35%, 11/25/2024(1)(5)	$1,379,347
	397,840	3.97%, 04/25/2024(1)(5)	401,116
	448,832	Towd Point Mortgage Trust 3.25%, 03/25/2058(1)(4)	474,469
	72,185	Zais CLO Ltd. 1.45%, 07/25/2026, 3 mo. USD LIBOR + 1.200%(1)(2)	71,994

			17,562,758

		Whole Loan Collateral CMO - 21.9%
GBP	178,790	Alba plc 0.36%, 12/15/2038, 3 mo. GBP LIBOR + 0.170%(2)(6)	219,953
		Banc of America Funding Trust
	$202,662	0.79%, 12/20/2034, 1 mo. USD LIBOR + 0.600%(2)	201,267
	1,174,000	3.93%, 06/26/2035(1)(4)	1,068,161
GBP	1,400,000	Dukinfield plc 3.93%, 12/20/2052, 3 mo. GBP LIBOR + 3.750%(2)(6)	1,728,787
	$510,728	Eagle RE Ltd. 1.97%, 04/25/2029, 1 mo. USD LIBOR + 1.800%(1)(2)	506,652
GBP	179,423	EMF plc 1.17%, 03/13/2046, 3 mo. GBP LIBOR + 0.980%(2)(6)	230,786
		Eurosail plc
	99,675	0.34%, 03/13/2045, 3 mo. GBP LIBOR + 0.150%(2)(6)	127,438
	318,851	0.35%, 12/15/2044, 3 mo. GBP LIBOR + 0.160%(2)(6)	414,028
		Fannie Mae Connecticut Avenue Securities
	$793,184	2.32%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	771,389
	266,413	2.52%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	257,237
	1,147,811	2.57%, 05/25/2030, 1 mo. USD LIBOR + 2.400%(2)	1,110,013
	402,577	3.17%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	313,277
	1,381,688	5.07%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	1,392,880
	562,923	IndyMac INDX Mortgage Loan Trust 0.73%, 03/25/2035, 1 mo. USD LIBOR + 0.560%(2)	537,300
		JP Morgan Mortgage Trust
	382,469	3.50%, 05/25/2046(1)(4)	385,888
	360,215	3.50%, 10/25/2048(1)(4)	362,412
GBP	501,929	Landmark Mortgage Securities No. 2 plc 0.37%, 06/17/2039, 3 mo. GBP LIBOR + 0.200%(2)(3)(6)	616,206
	699,814	Newgate Funding plc 0.40%, 12/01/2050, 3 mo. GBP LIBOR + 0.160%(2)(6)	861,389
	$34,429	Oaktown Re III Ltd. 1.57%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	34,172
GBP	470,593	Paragon Mortgages plc 0.91%, 01/15/2039, 3 mo. GBP LIBOR + 0.240%(2)(6)	592,207
	$510,000	Park Place Securities, Inc. Asset-Backed Pass-Through 1.30%, 03/25/2035, 1 mo. USD LIBOR + 1.125%(2)	493,231
	276,276	Preston Ridge Partners Mortgage Trust LLC 2.98%, 02/25/2025(1)(5)	274,251
GBP	1,244,068	Resloc plc 0.35%, 12/15/2043, 3 mo. GBP LIBOR + 0.160%(2)(3)(6)	1,526,475
	$118,202	Structured Asset Investment Loan Trust 0.91%, 03/25/2035, 1 mo. USD LIBOR + 0.735%(2)	117,426
EUR	606,646	Uropa Securities plc 0.00%, 10/10/2040, 3 mo. Euribor + 0.200%(2)(6)	678,114
	$395,991	WaMu Mortgage Pass-Through Certificates Trust 4.20%, 08/25/2033(4)	394,352
	839,779	Wells Fargo Mortgage Backed Securities Trust 4.40%, 10/25/2037(4)	796,998

			16,012,289

		Total Asset & Commercial Mortgage-Backed Securities (cost $74,246,689)	$72,590,705

Corporate Bonds - 4.7%
		Diversified Financial Services - 1.0%
	643,000	Springleaf Finance Corp. 8.88%, 06/01/2025	724,982

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Insurance - 3.7%
$1,834,077	Ambac LSNI LLC 6.00%, 02/12/2023, 3 mo. USD LIBOR + 5.000%(1)(2)(3)		$1,829,491
841,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)		914,260

			2,743,751

	Total Corporate Bonds (cost $3,422,798)		$3,468,733

U.S. Government Agencies - 12.3%
	Mortgage-Backed Agencies - 6.7%
	FHLMC - 6.7%
$1,452,202	3.00%, 02/01/2050		$1,552,706
1,488,745	3.00%, 05/01/2050		1,594,548
246,689	3.77%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)		199,976
346,109	4.32%, 01/25/2025, 1 mo. USD LIBOR + 4.150%(2)		346,110
588,861	4.82%, 10/25/2028, 1 mo. USD LIBOR + 4.650%(2)		609,543
574,833	5.17%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(2)		592,564

			4,895,447

	Mortgage-Backed Agencies - 5.6%
	FNMA - 5.6%
$1,497,011	2.00%, 07/01/2050		$1,549,812
1,272,833	2.50%, 06/01/2035		1,354,975
1,074,409	3.00%, 02/01/2050		1,160,819

			4,065,606

	Total U.S. Government Agencies (cost $8,903,227)		$8,961,053

	Total Long-Term Investments (cost $86,572,714)		$85,020,491

Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 2.5%
1,873,527	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(7)		$1,873,527

	Total Short-Term Investments (cost $1,873,527)		$1,873,527

	Total Investments (cost $88,446,241)	118.7%	$86,894,018
	Other Assets and Liabilities	(18.7)%	(13,719,006)

	Total Net Assets	100.0%	$73,175,012

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $55,766,252, representing 76.2% of net assets.

(2) Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(3) All, or a portion of the security, was pledged as collateral in connection with reverse repurchase agreements. As of July 31, 2020, the market value of securities pledged was $18,145,685.

(4)  Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5) Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

(6)  Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $7,710,119, representing 10.5% of net assets.

(7)  Current yield as of period end.

Reverse Repurchase Agreements Outstanding at July 31, 2020
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Value	Value Including Accrued Interest
JP Morgan Chase Bank	1.800%	06/10/20	09/08/20	USD	(2,517,000)	$(2,517,000)	$(2,523,544)
JP Morgan Chase Bank	1.900%	05/22/20	08/19/20	USD	(826,000)	(826,000)	(829,095)
JP Morgan Chase Bank	1.900%	06/01/20	08/28/20	USD	(7,513,000)	(7,513,000)	(7,537,188)
JP Morgan Chase Bank	0.892%	07/30/20	10/29/20	GBP	(438,352)	(573,802)	(573,830)
JP Morgan Chase Bank	1.151%	07/03/20	10/05/20	GBP	(374,584)	(490,331)	(490,764)
JP Morgan Chase Bank	1.109%	07/03/20	10/05/20	GBP	(937,106)	(1,226,671)	(1,227,715)

Total						$(13,146,804)	$(13,182,137)

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Futures Contracts Outstanding at July 31, 2020
Description				Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
British Pound Future				59	09/14/20	$4,833,575	$(134,715)
Euro FX Future				5	09/14/20	737,469	(27,664)

Total futures contracts							$(162,379)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$72,590,705	$—	$72,590,705	$—
Corporate Bonds	3,468,733	—	3,468,733	—
U.S. Government Agencies	8,961,053	—	8,961,053	—
Short-Term Investments	1,873,527	1,873,527	—	—

Total	$86,894,018	$1,873,527	$85,020,491	$—

Liabilities
Futures Contracts(2)	$(162,379)	$(162,379)	$—	$—
Reverse Repurchase Agreements	(13,146,804)	—	(13,146,804)	—

Total	$(13,309,183)	$(162,379)	$(13,146,804)	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 25.7%
	Agriculture - 0.3%
$ 941,000	Altria Group, Inc. 3.80%, 02/14/2024	$1,034,306

	Commercial Banks - 14.4%
1,656,000	Bank of New York Mellon Corp. 1.95%, 08/23/2022	1,710,299
2,430,000	Bank of Nova Scotia 2.38%, 01/18/2023	2,543,711
4,184,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(1)	4,349,233
2,396,000	HSBC Holdings plc 3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(1)	2,709,926
	JPMorgan Chase & Co.
6,275,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(1)	6,547,585
3,773,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(1)	3,960,919
7,993,000	National Bank of Canada 2.10%, 02/01/2023	8,306,422
2,655,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	2,914,654
	Royal Bank of Canada
3,294,000	2.25%, 11/01/2024	3,512,793
4,570,000	2.80%, 04/29/2022	4,756,146
2,755,000	SunTrust Bank 2.80%, 05/17/2022	2,869,207
5,626,000	Toronto-Dominion Bank 2.65%, 06/12/2024	6,063,043
3,480,000	Truist Bank 1.25%, 03/09/2023	3,548,078
4,485,000	Truist Financial Corp. 2.20%, 03/16/2023	4,685,872
1,934,000	Wells Fargo & Co. 3.75%, 01/24/2024	2,119,492

		60,597,380

	Diversified Financial Services - 0.6%
2,445,000	Visa, Inc. 2.05%, 04/15/2030	2,647,516

	Healthcare-Services - 0.8%
820,000	CommonSpirit Health 2.76%, 10/01/2024	858,690
2,320,000	UnitedHealth Group, Inc. 2.38%, 08/15/2024	2,490,169

		3,348,859

	Oil & Gas - 1.8%
6,719,000	Exxon Mobil Corp. 2.61%, 10/15/2030	7,421,036

	Pharmaceuticals - 2.1%
3,779,000	Bristol-Myers Squibb Co. 2.90%, 07/26/2024	4,113,732
3,956,000	CVS Health Corp. 3.75%, 04/01/2030	4,641,259

		8,754,991

	Real Estate Investment Trusts - 1.6%
2,940,000	Boston Properties L.P. 3.40%, 06/21/2029	3,292,422
1,415,000	ERP Operating L.P. 3.00%, 07/01/2029	1,598,329

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,740,000	Ventas Realty L.P. 2.65%, 01/15/2025	$1,793,137

		6,683,888

	Retail - 1.7%
1,198,000	Home Depot, Inc. 2.13%, 09/15/2026	1,298,041
1,717,000	2.95%, 06/15/2029	1,971,571
3,774,000	McDonald’s Corp. 1.45%, 09/01/2025	3,920,477

		7,190,089

	Semiconductors - 0.4%
1,503,000	NVIDIA Corp. 3.50%, 04/01/2040	1,805,348

	Software - 1.7%
6,611,000	Oracle Corp. 2.80%, 04/01/2027	7,340,979

	Transportation - 0.3%
1,256,000	United Parcel Service, Inc. 2.20%, 09/01/2024	1,333,448
	Total Corporate Bonds (cost $100,671,342)	$108,157,840

Municipal Bonds - 64.8%
	Arizona - 0.3%
	City of Phoenix, AZ, Civic Improvement Corp.
350,000	5.00%, 07/01/2026	432,898
350,000	5.00%, 07/01/2027	443,411
460,000	5.00%, 07/01/2028	579,526

		1,455,835

	California - 4.3%
150,000	California County Tobacco Securitization Agency 4.00%, 06/01/2023	165,003
120,000	California County, CA, Tobacco Securitization Agency 4.00%, 06/01/2022	127,937
590,000	California State, GO Taxable 5.00%, 03/01/2025	719,552
1,135,000	Chino Valley, CA, Unified School Dist, GO 5.00%, 08/01/2055	1,475,125
	City of Riverside, CA
200,000	1.90%, 06/01/2023	204,892
360,000	2.11%, 06/01/2024	377,122
20,000	East Side, CA, Union High School Dist, GO 5.25%, 02/01/2024(2)	23,348
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(3)	783,400
4,675,000	Moreno Valley, CA, Unified School Dist, GO 0.00%, 08/01/2025(2)(3)	4,487,065
200,000	North Orange County, CA, Community College Dist, GO 0.00%, 08/01/2028(2)(3)	184,532
	Peralta, CA, Community College Dist, GO
2,920,000	5.00%, 08/01/2021	3,060,890
4,330,000	5.00%, 08/01/2022	4,741,090
300,000	Rialto, CA, Unified School Dist, GO 0.00%, 08/01/2029(2)(3)	267,996
	San Diego, CA, Public Facs Financing Auth
175,000	5.00%, 08/01/2026	224,082
175,000	5.00%, 08/01/2027	230,170
350,000	5.00%, 08/01/2028	472,591
225,000	5.00%, 08/01/2029	311,805
125,000	5.00%, 08/01/2030	177,179
10,000	Southern California Metropolitan Water Dist 5.75%, 07/01/2021(2)	10,043

		18,043,822

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Colorado - 0.8%
$ 3,020,000	Colorado Housing and Finance Auth 3.50%, 05/01/2050(2)	$3,367,481

	Connecticut - 1.1%
2,775,000	Connecticut Housing Finance Auth Rev 4.25%, 05/15/2042(2)	3,090,989
830,000	State of Connecticut, GO 2.10%, 07/01/2025	869,981
150,000	4.00%, 06/01/2023	164,879
215,000	4.00%, 06/01/2024	242,584
155,000	State of Connecticut, Special Tax Rev 5.00%, 05/01/2023	174,237
230,000	5.00%, 05/01/2024	268,523

		4,811,193

	District of Columbia - 3.1%
1,910,000	Dist of Columbia Housing Finance Agency Rev 2.00%, 09/01/2021(4)	1,912,082
5,225,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	6,400,311
2,800,000	Dist of Columbia, GO 5.00%, 10/01/2030	3,858,540
600,000	5.00%, 06/01/2032	754,080

		12,925,013

	Florida - 0.9%
725,000	Florida Housing Finance Corp. Rev 3.50%, 07/01/2051(2)	810,412
970,000	4.00%, 07/01/2049(2)	1,064,701
1,840,000	Miami-Dade County, FL, Transit System 5.00%, 07/01/2042	1,975,424

		3,850,537

	Georgia - 3.4%
50,000	Georgia Municipal Association, Inc. 5.00%, 12/01/2026	63,760
35,000	5.00%, 12/01/2027	45,913
25,000	5.00%, 12/01/2028	32,685
80,000	5.00%, 12/01/2029	103,835
55,000	5.00%, 12/01/2030	71,047
55,000	5.00%, 12/01/2032	70,065
35,000	5.00%, 12/01/2033	44,410
55,000	5.00%, 12/01/2034	69,610
3,945,000	Main Street, GA, Natural Gas, Inc. Rev 4.00%, 08/01/2048(4)	4,343,682
8,250,000	4.00%, 03/01/2050(4)	9,574,950

		14,419,957

	Illinois - 3.6%
	Champaign County, IL, Community Unit School Dist No. 4
130,000	5.00%, 01/01/2027	160,622
475,000	5.00%, 01/01/2029	584,891
695,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	994,211
1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,354,879
	Illinois Housing Dev Auth
6,945,000	3.75%, 04/01/2050(2)	7,765,135
1,510,000	4.50%, 10/01/2048(2)	1,698,901
90,000	Metropolitan Pier & Exposition Auth, IL 0.00%, 06/15/2028(2)(3)	71,969
1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,445,850
	Rock Island County, IL, School Dist No. 41, GO
125,000	4.00%, 12/01/2023(2)	137,151
140,000	5.00%, 12/01/2024(2)	162,756

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 605,000	Southwestern Illinois Dev Auth 6.38%, 11/01/2023	$664,822

		15,041,187

	Indiana - 0.3%
990,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048(2)	1,090,129

	Iowa - 0.4%
650,000	Iowa Finance Auth 3.25%, 07/01/2050(2)	719,297
770,000	4.00%, 07/01/2048(2)	848,717

		1,568,014

	Kentucky - 4.0%
6,080,000	Kentucky Public Energy Auth 4.00%, 12/01/2049(4)	6,929,194
6,265,000	4.00%, 02/01/2050(4)	7,415,818
	Kentucky State Property & Building Commission Rev
660,000	5.00%, 05/01/2024	763,613
1,175,000	5.00%, 08/01/2024	1,371,037
445,000	5.00%, 05/01/2025	529,443

		17,009,105

	Louisiana - 0.1%
400,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	448,088

	Maine - 0.5%
1,920,000	Maine State Housing Auth 4.00%, 11/15/2048	2,112,230

	Maryland - 0.5%
1,955,000	Maryland Community Dev Administration Rev 4.50%, 09/01/2048	2,212,923

	Massachusetts - 4.6%
1,685,000	Commonwealth of Massachusetts, GO 5.00%, 01/01/2035	2,160,204
	Massachusetts Educational Financing Auth
665,000	3.17%, 07/01/2025	725,415
510,000	3.27%, 07/01/2026	559,006
560,000	3.38%, 07/01/2027	612,158
8,875,000	Massachusetts Health & Educational Facs Auth 0.16%, 07/01/2027(4)	8,875,000
6,330,000	University of Massachusetts Building Auth 0.14%, 05/01/2038(4)	6,330,000

		19,261,783

	Michigan - 0.3%
	Southgate, MI, Community School Dist, GO
255,000	5.00%, 05/01/2024(2)	298,539
350,000	5.00%, 05/01/2025(2)	422,383
320,000	State of Michigan Rev 5.00%, 03/15/2027	406,205

		1,127,127

	Mississippi - 0.4%
1,435,000	Mississippi Home Corp. 3.25%, 12/01/2050(2)	1,587,684

	Missouri - 4.0%
8,045,000	Curators of The University Of Missouri 5.00%, 11/01/2030	11,339,830
	Missouri Housing Dev Commission Rev
1,140,000	3.50%, 11/01/2050(2)	1,275,261
1,965,000	4.25%, 05/01/2049(2)	2,197,597
1,700,000	4.75%, 05/01/2049(2)	1,931,761

		16,744,449

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Montana - 0.1%
	State of Montana, GO
$ 165,000	5.00%, 08/01/2020	$165,000
120,000	5.00%, 08/01/2021	125,802
100,000	5.00%, 08/01/2022	109,684

		400,486

	Nebraska - 0.6%
1,280,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	1,409,753
1,230,000	Omaha, NE, Public Power Dist 5.00%, 02/01/2025	1,317,896

		2,727,649

	Nevada - 0.4%
1,515,000	Nevada Housing Division 4.00%, 10/01/2049(2)	1,697,330

	New Jersey - 1.8%
1,430,000	Garden State, NJ, Preservation Trust 5.75%, 11/01/2028(2)	1,793,835
	New Jersey Economic Dev Auth
70,000	5.00%, 03/01/2026	75,548
285,000	5.00%, 06/15/2027	339,059
565,000	5.00%, 06/15/2028	665,559
	New Jersey Transportation Trust Fund Auth
405,000	5.00%, 06/15/2024	459,096
1,530,000	5.00%, 12/15/2028	1,852,769
685,000	5.50%, 12/15/2022(2)	759,418
	New Jersey Turnpike Auth
110,000	5.00%, 01/01/2023	121,730
605,000	5.00%, 01/01/2029	766,305
740,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	942,420

		7,775,739

	New Mexico - 0.3%
1,040,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049(2)	1,150,490

	New York - 3.8%
1,190,000	City of New York, NY, GO 0.14%, 04/01/2042(4)	1,190,000
	New York State Dormitory Auth Rev
2,200,000	5.00%, 03/31/2021	2,270,180
285,000	5.00%, 07/01/2031	401,690
3,560,000	New York State Urban Dev Corp. 5.00%, 03/15/2033	4,820,418
	Port Auth of New York & New Jersey Rev
4,100,000	1.09%, 07/01/2023	4,152,234
2,385,000	5.00%, 07/15/2033	3,175,461

		16,009,983

	Ohio - 1.7%
1,750,000	Ohio Housing Finance Agency Rev 4.50%, 09/01/2048(2)	1,960,385
	Ohio State University
5,000	5.00%, 12/01/2030	7,126
5,000	5.00%, 12/01/2031	7,243
	Ohio Turnpike & Infrastructure Commission Rev
1,680,000	0.00%, 02/15/2038(3)	1,140,300
1,395,000	0.00%, 02/15/2041(3)	859,920
	State of Ohio, GO
965,000	5.00%, 08/01/2027	1,261,477
525,000	5.00%, 05/01/2032	724,211
1,020,000	5.00%, 05/01/2033	1,397,777

		7,358,439

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Oklahoma - 0.3%
$ 1,270,000	Oklahoma Housing Finance Agency 4.00%, 03/01/2050(2)	$1,444,181

	Oregon - 1.0%
3,310,000	Multnomah County, OR, School Dist No.1 Portland, GO 5.00%, 06/15/2025(2)	4,058,259

	Pennsylvania - 2.0%
635,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2032	797,084
1,295,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	1,594,093
2,260,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	2,452,529
	Pennsylvania State University
260,000	5.00%, 03/01/2025	314,184
255,000	5.00%, 03/01/2026	317,220
450,000	5.00%, 03/01/2027	575,951
365,000	5.00%, 03/01/2028	480,314
	Pennsylvania Turnpike Commission Rev
240,000	5.00%, 12/01/2026	291,883
705,000	5.00%, 12/01/2027	876,301
445,000	5.00%, 12/01/2028	566,832
	Reading, PA, School Dist, GO
70,000	5.00%, 03/01/2025(2)	83,569
55,000	5.00%, 03/01/2026(2)	67,605
50,000	5.00%, 03/01/2027(2)	63,113

		8,480,678

	Rhode Island - 3.0%
2,230,000	Rhode Island Commerce Corp. 5.00%, 05/15/2026	2,720,890
	Rhode Island Housing & Mortgage Finance Corp.
6,655,000	3.75%, 10/01/2049	7,432,104
2,080,000	4.00%, 10/01/2048(2)	2,300,979

		12,453,973

	South Carolina - 2.4%
6,375,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(4)	7,050,622
2,430,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	2,742,158
250,000	Tobacco Settlement Revenue Mgmt Auth, SC 6.38%, 05/15/2030	356,455

		10,149,235

	South Dakota - 0.3%
	South Dakota Conservancy Dist
185,000	5.00%, 08/01/2026	235,749
255,000	5.00%, 08/01/2027	333,752
185,000	5.00%, 08/01/2028	248,599
245,000	5.00%, 08/01/2029	337,715
235,000	5.00%, 08/01/2030	331,437

		1,487,252

	Tennessee - 0.4%
250,000	Metropolitan Nashville, TN, Airport Auth 5.00%, 07/01/2049	312,265
1,410,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	1,591,213

		1,903,478

	Texas - 9.6%
	Arlington, TX, Higher Education Finance Corp.
3,770,000	5.00%, 08/15/2033(2)	5,075,966
2,375,000	5.00%, 12/01/2047(2)	2,874,082
705,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	915,048

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Cypress-Fairbanks, TX, Independent School Dist, GO
$ 1,695,000	4.00%, 02/15/2033(2)	$2,146,599
370,000	5.00%, 02/15/2027(2)	475,417
1,270,000	5.00%, 02/15/2028(2)	1,664,805
210,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.25%, 12/01/2030(2)	297,887
	Dallas-Fort Worth, TX, International Airport Rev
1,190,000	2.04%, 11/01/2024	1,229,532
4,695,000	5.00%, 11/01/2033	6,298,295
	El Paso, TX, Independent School Dist, GO
195,000	5.00%, 08/15/2024(2)	232,011
290,000	5.00%, 08/15/2025(2)	357,213
390,000	5.00%, 08/15/2026(2)	495,183
275,000	Fort Bend, TX, Independent School Dist, GO 5.00%, 08/15/2024(2)	327,561
	Harris County, TX, Cultural Education Facs Finance Corp.
430,000	5.00%, 11/15/2027	556,975
450,000	5.00%, 11/15/2028	580,212
430,000	5.00%, 11/15/2029	551,862
45,000	Harris County, TX, Flood Control Dist 5.00%, 10/01/2024	45,342
	Lower Colorado River, TX, Auth Rev
370,000	5.00%, 05/15/2029	497,935
140,000	5.00%, 05/15/2030	192,875
100,000	North East Texas Independent School Dist, GO 5.25%, 02/01/2027(2)	129,648
	Northside, TX, Independent School Dist, GO
160,000	5.00%, 02/15/2025(2)	193,530
90,000	5.00%, 02/15/2026(2)	112,313
530,000	5.00%, 02/15/2027(2)	680,218
705,000	5.00%, 02/15/2028(2)	930,212
480,000	5.00%, 02/15/2029(2)	650,069
365,000	5.00%, 02/15/2030(2)	506,244
3,460,000	Port Houston, TX, Auth, GO 5.00%, 10/01/2033	4,756,912
	Texas Department of Housing & Community Affairs Rev
1,975,000	3.50%, 03/01/2051(2)	2,233,863
1,305,000	4.00%, 03/01/2050(2)	1,491,628
1,070,000	4.75%, 03/01/2049(2)	1,203,386
880,000	University of Texas 5.00%, 05/15/2035	1,111,783
	University of Texas System
450,000	5.00%, 08/15/2027	588,933
340,000	5.00%, 08/15/2028	442,235
480,000	University of Texas, Permanent University Fund 5.25%, 07/01/2028	650,568

		40,496,342

	Utah - 0.5%
1,615,000	State of Utah, GO 5.00%, 07/01/2024	1,920,429

	Virginia - 1.9%
2,355,000	Virginia Public Building Auth 5.00%, 08/01/2029	3,050,643
4,985,000	Virginia Small Business Financing Auth 0.14%, 07/01/2042(4)	4,985,000

		8,035,643

	Washington - 1.2%
240,000	North Thurston, WA, Public Schools, GO 5.00%, 12/01/2027(2)	315,838
	Washington State Housing Finance Commission Rev
2,940,000	4.00%, 12/01/2048	3,245,583
1,140,000	4.00%, 06/01/2050(2)	1,298,175

		4,859,596

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	West Virginia - 0.1%
$360,000	West Virginia Commissioner of Highways 5.00%, 09/01/2026		$454,752

	Wisconsin - 0.4%
	Wisconsin Health & Educational Facs Auth
825,000	5.00%, 04/01/2032		1,013,108
650,000	5.00%, 04/01/2033		793,462

			1,806,570

	Wyoming - 0.4%
1,370,000	Wyoming Community Dev Auth 4.00%, 06/01/2043		1,506,959

	Total Municipal Bonds (cost $258,775,570)		$273,254,020

U.S. Government Agencies - 1.5%
	FHLMC - 1.5%
$6,040,378	FHLMC 2.00%, 08/01/2050		$6,253,417

	Total U.S. Government Agencies (cost $6,253,443)		$6,253,417

U.S. Government Securities - 1.1%
	U.S. Treasury Securities - 1.1%
4,631,000	U.S. Treasury Notes 0.13%, 04/30/2022		4,631,543

	Total U.S. Government Securities (cost $4,627,057)		$4,631,543

	Total Long-Term Investments (cost $370,327,412)		$392,296,820

Short-Term Investments - 8.6%
	Other Investment Pools & Funds - 3.0%
12,817,282	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(5)		$12,817,282

	U.S. Treasury - 5.6%
	U.S. Treasury Bills
20,036,000	0.13%, 05/20/2021(6)		20,028,120
2,203,000	0.14%, 05/20/2021(6)		2,200,915
1,185,000	0.16%, 05/20/2021(6)		1,183,878

			23,412,913

	Total Short-Term Investments (cost $36,227,174)		$36,230,195

	Total Investments (cost $406,554,586)	101.7%	$428,527,015
	Other Assets & Liabilities	(1.7)%	(7,129,103)

	Total Net Assets	100.0%	$421,397,912

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(2)

Principal and interest payments are insured against loss by a financial guaranty assurance agency. At July 31, 2020, the aggregate value of these securities was $72,584,859, representing 17.2% of net assets.

(3)	Security is a zero-coupon bond.

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Note Future	273	09/21/20	$38,241,328	$(315,030)

Total futures contracts				$(315,030)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$108,157,840	$—	$108,157,840	$—
Municipal Bonds	273,254,020	—	273,254,020	—
U.S. Government Agencies	6,253,417	—	6,253,417	—
U.S. Government Securities	4,631,543	—	4,631,543	—
Short-Term Investments	36,230,195	12,817,282	23,412,913	—

Total	$428,527,015	$12,817,282	$415,709,733	$—

Liabilities
Futures Contracts(2)	$(315,030)	$(315,030)	$—	$—

Total	$(315,030)	$(315,030)	$—	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders US MidCap Opportunities Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.2%
	Banks - 2.7%
100,779	Commerce Bancshares, Inc.	$5,770,606
57,762	First Republic Bank	6,497,070
57,354	M&T Bank Corp.	6,076,656

		18,344,332

	Capital Goods - 10.2%
160,332	BWX Technologies, Inc.	8,741,301
54,351	Dover Corp.	5,594,349
165,278	Fortune Brands Home & Security, Inc.	12,643,767
122,930	Hexcel Corp.	4,585,289
68,455	IDEX Corp.	11,282,753
314,621	Pentair plc	13,481,510
57,975	Snap-on, Inc.	8,456,813
44,636	Trane Technologies plc	4,993,429

		69,779,211

	Commercial & Professional Services - 4.7%
149,383	Dun & Bradstreet Holdings, Inc.*	3,809,266
106,438	Robert Half International, Inc.	5,414,501
68,569	Verisk Analytics, Inc.	12,939,656
97,975	Waste Connections, Inc.	10,029,701

		32,193,124

	Consumer Durables & Apparel - 1.0%
90,058	Mohawk Industries, Inc.*	7,191,131

	Consumer Services - 2.5%
280,855	Aramark	5,931,658
269,568	ServiceMaster Global Holdings, Inc.*	11,022,635

		16,954,293

	Diversified Financials - 0.8%
74,407	Raymond James Financial, Inc.	5,169,798

	Energy - 1.2%
76,091	Diamondback Energy, Inc.	3,032,987
55,833	Pioneer Natural Resources Co.	5,411,335

		8,444,322

	Food & Staples Retailing - 1.9%
46,880	Casey’s General Stores, Inc.	7,462,827
200,550	Performance Food Group Co.*	5,619,411

		13,082,238

	Food, Beverage & Tobacco - 1.3%
63,388	Hershey Co.	9,217,249

	Health Care Equipment & Services - 9.2%
123,195	Centene Corp.*	8,038,474
35,539	Cooper Cos., Inc.	10,055,049
230,899	Dentsply Sirona, Inc.	10,298,095
162,478	Encompass Health Corp.	11,061,502
46,190	Masimo Corp.*	10,167,343
50,840	West Pharmaceutical Services, Inc.	13,669,351

		63,289,814

	Insurance - 7.9%
106,804	Arthur J Gallagher & Co.	11,480,362
143,004	Assurant, Inc.	15,368,640
230,557	Brown & Brown, Inc.	10,483,427
123,611	Globe Life, Inc.	9,839,436
86,834	Reinsurance Group of America, Inc.	7,402,598

		54,574,463

	Materials - 4.0%
131,242	Ashland Global Holdings, Inc.	9,906,146
121,962	Crown Holdings, Inc.*	8,730,040

Hartford Schroders US MidCap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
643,811	Graphic Packaging Holding Co.	$8,974,726

		27,610,912

	Media & Entertainment - 3.9%
81,525	IAC/InterActiveCorp*	10,795,541
52,050	Match Group, Inc.*	5,345,535
65,252	Take-Two Interactive Software, Inc.*	10,702,633

		26,843,709

	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
210,983	Catalent, Inc.*	18,427,255
75,084	PerkinElmer, Inc.	8,928,238
113,590	Royalty Pharma plc Class A*	4,890,050

		32,245,543

	Real Estate - 7.2%
58,464	Alexandria Real Estate Equities, Inc. REIT	10,380,283
200,692	Americold Realty Trust REIT	8,097,922
238,835	Douglas Emmett, Inc. REIT	6,959,652
136,909	Equity LifeStyle Properties, Inc. REIT	9,353,623
45,769	Mid-America Apartment Communities, Inc. REIT	5,455,207
30,507	SBA Communications Corp. REIT	9,504,151

		49,750,838

	Retailing - 3.3%
359,937	LKQ Corp.*	10,146,624
26,685	O’Reilly Automotive, Inc.*	12,738,885

		22,885,509

	Semiconductors & Semiconductor Equipment - 4.7%
185,212	Entegris, Inc.	13,318,595
87,464	Microchip Technology, Inc.	8,897,712
475,988	ON Semiconductor Corp.*	9,805,353

		32,021,660

	Software & Services - 12.1%
128,946	Amdocs Ltd.	8,007,547
106,001	Black Knight, Inc.*	7,941,595
24,614	EPAM Systems, Inc.*	7,140,029
268,183	Genpact Ltd.	10,679,047
100,411	Leidos Holdings, Inc.	9,555,111
26,190	Palo Alto Networks, Inc.*	6,702,545
118,076	PTC, Inc.*	10,102,583
27,928	Synopsys, Inc.*	5,563,816
375,723	Teradata Corp.*	7,890,183
46,111	VeriSign, Inc.*	9,760,776

		83,343,232

	Technology Hardware & Equipment - 6.5%
47,249	CDW Corp.	5,492,696
139,195	Ciena Corp.*	8,283,495
163,902	Dolby Laboratories, Inc. Class A	11,407,579
189,861	FLIR Systems, Inc.	7,909,609
59,456	Keysight Technologies, Inc.*	5,939,060
66,545	TE Connectivity Ltd.	5,927,163

		44,959,602

	Utilities - 6.4%
233,415	Alliant Energy Corp.	12,569,398
342,202	CenterPoint Energy, Inc.	6,505,260
72,009	CMS Energy Corp.	4,621,538
52,794	Eversource Energy	4,755,155
287,880	FirstEnergy Corp.	8,348,520
286,612	NiSource, Inc.	7,007,663

		43,807,534

	Total Common Stocks (cost $513,320,922)	$661,708,514

Hartford Schroders US MidCap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Short-Term Investments - 4.5%
	Other Investment Pools & Funds - 4.5%
30,780,544	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)	$30,780,544

	Total Short-Term Investments (cost $30,780,544)	$30,780,544

Total Investments (cost $544,101,466)	100.7%	$692,489,058
Other Assets and Liabilities	(0.7)%	(4,997,781)

Total Net Assets	100.0%	$687,491,277

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Schroders US MidCap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$18,344,332	$18,344,332	$—	$—
Capital Goods	69,779,211	69,779,211	—	—
Commercial & Professional Services	32,193,124	32,193,124	—	—
Consumer Durables & Apparel	7,191,131	7,191,131	—	—
Consumer Services	16,954,293	16,954,293	—	—
Diversified Financials	5,169,798	5,169,798	—	—
Energy	8,444,322	8,444,322	—	—
Food & Staples Retailing	13,082,238	13,082,238	—	—
Food, Beverage & Tobacco	9,217,249	9,217,249	—	—
Health Care Equipment & Services	63,289,814	63,289,814	—	—
Insurance	54,574,463	54,574,463	—	—
Materials	27,610,912	27,610,912	—	—
Media & Entertainment	26,843,709	26,843,709	—	—
Pharmaceuticals, Biotechnology & Life Sciences	32,245,543	32,245,543	—	—
Real Estate	49,750,838	49,750,838	—	—
Retailing	22,885,509	22,885,509	—	—
Semiconductors & Semiconductor Equipment	32,021,660	32,021,660	—	—
Software & Services	83,343,232	83,343,232	—	—
Technology Hardware & Equipment	44,959,602	44,959,602	—	—
Utilities	43,807,534	43,807,534	—	—
Short-Term Investments	30,780,544	30,780,544	—	—

Total	$692,489,058	$692,489,058	$—	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.4%
	Automobiles & Components - 1.5%
33,303	Gentherm, Inc.*	$1,291,158
50,336	Standard Motor Products, Inc.	2,289,281

		3,580,439

	Banks - 6.8%
14,977	Cambridge Bancorp	811,604
6,504	First Citizens BancShares, Inc. Class A	2,769,858
78,993	First Interstate BancSystem, Inc. Class A	2,299,486
53,983	First Merchants Corp.	1,318,805
62,017	Heritage Financial Corp.	1,173,052
36,202	Lakeland Financial Corp.	1,602,300
88,603	OceanFirst Financial Corp.	1,357,398
69,770	Seacoast Banking Corp. of Florida*	1,317,258
25,681	South State Corp.	1,223,956
99,763	United Community Banks, Inc.	1,788,751

		15,662,468

	Capital Goods - 11.4%
33,483	Albany International Corp. Class A	1,609,863
60,664	Apogee Enterprises, Inc.	1,309,736
32,103	Comfort Systems USA, Inc.	1,595,840
37,819	Dycom Industries, Inc.*	1,619,788
42,824	EnPro Industries, Inc.	2,043,989
30,628	ESCO Technologies, Inc.	2,632,170
17,255	Generac Holdings, Inc.*	2,719,043
41,459	Hexcel Corp.	1,546,421
14,111	IDEX Corp.	2,325,775
68,993	Maxar Technologies, Inc.*(1)	1,227,385
20,796	Simpson Manufacturing Co., Inc.	2,008,062
152,216	Univar Solutions, Inc.*	2,689,657
23,734	Valmont Industries, Inc.	2,876,561

		26,204,290

	Commercial & Professional Services - 3.5%
82,361	ASGN, Inc.*	5,638,434
155,410	KAR Auction Services, Inc.	2,351,353

		7,989,787

	Consumer Durables & Apparel - 4.9%
42,474	Brunswick Corp.	2,844,909
13,143	Cavco Industries, Inc.*	2,632,937
42,122	Oxford Industries, Inc.	1,808,719
82,784	Skyline Champion Corp.*	2,336,992
83,228	Steven Madden Ltd.	1,762,769

		11,386,326

	Consumer Services - 3.5%
66,533	Cheesecake Factory, Inc.(1)	1,596,792
112,687	Extended Stay America, Inc.	1,285,759
97,765	Red Rock Resorts, Inc. Class A	1,071,504
103,680	ServiceMaster Global Holdings, Inc.*	4,239,475

		8,193,530

	Diversified Financials - 2.2%
124,607	Compass Diversified Holdings	1,987,482
55,544	Houlihan Lokey, Inc.	3,043,811

		5,031,293

	Energy - 1.4%
35,390	Cactus, Inc. Class A	800,522
135,828	Parsley Energy, Inc. Class A	1,491,391
118,292	Solaris Oilfield Infrastructure, Inc. Class A(1)	858,800

		3,150,713

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Food & Staples Retailing - 1.2%
99,971	Performance Food Group Co.*	$2,801,187

	Food, Beverage & Tobacco - 3.1%
128,218	Darling Ingredients, Inc.*	3,581,129
36,625	Hain Celestial Group, Inc.*	1,244,518
158,444	Primo Water Corp.	2,251,489

		7,077,136

	Health Care Equipment & Services - 4.7%
48,044	AdaptHealth Corp.*	935,897
174,817	Change Healthcare, Inc.*	2,038,366
134,362	Envista Holdings Corp.	2,938,497
12,629	ICU Medical, Inc.*	2,320,326
6,957	Mesa Laboratories, Inc.	1,648,392
233,853	Sientra, Inc.*	888,642

		10,770,120

	Insurance - 7.4%
34,941	AMERISAFE, Inc.	2,217,356
71,521	Axis Capital Holdings Ltd.	2,869,422
48,027	Brown & Brown, Inc.	2,183,788
50,539	James River Group Holdings Ltd.	2,340,966
25,050	Kemper Corp.	1,966,926
30,096	Palomar Holdings, Inc.*	2,748,969
19,918	Reinsurance Group of America, Inc.	1,698,009
73,196	Trean Insurance Group, Inc.*	1,141,858

		17,167,294

	Materials - 8.6%
110,158	Ardagh Group S.A.	1,499,250
47,358	Ashland Global Holdings, Inc.	3,574,582
26,244	Balchem Corp.	2,631,223
43,039	Compass Minerals International, Inc.	2,192,407
207,132	Graphic Packaging Holding Co.	2,887,420
198,292	Pretium Resources, Inc.*(1)	1,877,825
36,505	Sensient Technologies Corp.	1,905,926
156,155	Valvoline, Inc.	3,204,301

		19,772,934

	Media & Entertainment - 1.9%
60,161	John Wiley & Sons, Inc. Class A	2,035,247
22,334	Madison Square Garden Entertainment Corp.*	1,582,587
350,181	MDC Partners, Inc. Class A*	773,900

		4,391,734

	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
45,794	Aerie Pharmaceuticals, Inc.*(1)	529,379
9,135	Bio-Techne Corp.	2,513,586
52,668	Catalent, Inc.*	4,600,023
143,884	Evolus, Inc.*(1)	469,062
70,814	Flexion Therapeutics, Inc.*	960,946
51,070	Intra-Cellular Therapies, Inc.*	1,012,463
38,095	Natera, Inc.*	1,829,322
29,479	Pacira BioSciences, Inc.*	1,550,890
18,450	Repligen Corp.*	2,784,289
36,084	Syneos Health, Inc.*	2,251,281

		18,501,241

	Real Estate - 4.3%
95,968	Columbia Property Trust, Inc. REIT	1,147,777
64,045	Douglas Emmett, Inc. REIT	1,866,271
28,796	Equity LifeStyle Properties, Inc. REIT	1,967,343
139,201	Kennedy-Wilson Holdings, Inc.	2,065,743
48,458	Terreno Realty Corp. REIT	2,944,308

		9,991,442

	Retailing - 1.1%
24,919	Asbury Automotive Group, Inc.*	2,495,638

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Semiconductors & Semiconductor Equipment - 5.2%
55,175	Entegris, Inc.	$3,967,634
45,438	MACOM Technology Solutions Holdings, Inc.*	1,920,210
130,658	ON Semiconductor Corp.*	2,691,555
62,625	Semtech Corp.*	3,490,091

		12,069,490

	Software & Services - 7.3%
50,009	CSG Systems International, Inc.	2,106,879
62,916	LiveRamp Holdings, Inc.*	2,867,082
69,830	Perficient, Inc.*	2,738,034
33,471	PTC, Inc.*	2,863,779
37,386	Science Applications International Corp.	2,990,132
49,911	WNS Holdings Ltd. ADR*	3,192,308

		16,758,214

	Technology Hardware & Equipment - 4.4%
42,479	Ciena Corp.*	2,527,925
31,005	Lumentum Holdings, Inc.*	2,878,194
9,819	Novanta, Inc.*	1,018,034
74,672	Plantronics, Inc.	1,492,693
157,972	Viavi Solutions, Inc.*	2,184,753

		10,101,599

	Utilities - 3.0%
31,396	Avista Corp.	1,165,734
23,463	Chesapeake Utilities Corp.	1,982,389
24,869	IDACORP, Inc.	2,319,034
23,902	SJW Group	1,492,919

		6,960,076

	Total Common Stocks (cost $195,299,962)	$220,056,951

Short-Term Investments - 6.2%
	Other Investment Pools & Funds - 4.2%
9,678,579	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)	$9,678,579

	Securities Lending Collateral - 2.0%
234,932	Citibank NA DDCA, 0.09%, 8/3/2020(2)	234,932
274,139	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)	274,139
4,189,569	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(2)	4,189,569

		4,698,640

	Total Short-Term Investments (cost $14,377,219)	$14,377,219

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $209,677,181)	101.6%	$234,434,170
Other Assets and Liabilities	(1.6)%	(3,708,087)

Total Net Assets	100.0%	$230,726,083

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,580,439	$3,580,439	$—	$—
Banks	15,662,468	15,662,468	—	—
Capital Goods	26,204,290	26,204,290	—	—
Commercial & Professional Services	7,989,787	7,989,787	—	—
Consumer Durables & Apparel	11,386,326	11,386,326	—	—
Consumer Services	8,193,530	8,193,530	—	—
Diversified Financials	5,031,293	5,031,293	—	—
Energy	3,150,713	3,150,713	—	—
Food & Staples Retailing	2,801,187	2,801,187	—	—
Food, Beverage & Tobacco	7,077,136	7,077,136	—	—
Health Care Equipment & Services	10,770,120	10,770,120	—	—
Insurance	17,167,294	17,167,294	—	—
Materials	19,772,934	19,772,934	—	—
Media & Entertainment	4,391,734	4,391,734	—	—
Pharmaceuticals, Biotechnology & Life Sciences	18,501,241	18,501,241	—	—
Real Estate	9,991,442	9,991,442	—	—
Retailing	2,495,638	2,495,638	—	—
Semiconductors & Semiconductor Equipment	12,069,490	12,069,490	—	—
Software & Services	16,758,214	16,758,214	—	—
Technology Hardware & Equipment	10,101,599	10,101,599	—	—
Utilities	6,960,076	6,960,076	—	—
Short-Term Investments	14,377,219	14,377,219	—	—

Total	$234,434,170	$234,434,170	$—	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedules of Investments

1 . Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of Hartford Schroders China A Fund and Hartford Schroders Securitized Income Fund do not currently engage in securities lending.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of July 31, 2020.

	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount (3)
The Hartford Growth Opportunities Fund	$5,709,381	$(5,709,381)	$—
The Hartford Small Cap Growth Fund	2,843,952	(2,843,952)	—
Hartford Quality Value Fund	—	—	—
Hartford Schroders Emerging Markets Equity Fund	1,167,884	(1,167,884)	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	1,460,864	(1,460,864)	—
Hartford Schroders International Multi-Cap Value Fund	26,136,887	(26,136,887)	—
Hartford Schroders International Stock Fund	2,710,040	(2,710,040)	—
Hartford Schroders Tax-Aware Bond Fund	—	—	—
Hartford Schroders US MidCap Opportunities Fund	—	—	—
Hartford Schroders US Small Cap Opportunities Fund	4,412,414	(4,412,414)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
The Hartford Growth Opportunities Fund	$6,004,143	$—
The Hartford Small Cap Growth Fund	2,995,664	—
Hartford Quality Value Fund	—	—
Hartford Schroders Emerging Markets Equity Fund	1,231,230	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	1,510,450	—
Hartford Schroders International Multi-Cap Value Fund	22,066,200	—
Hartford Schroders International Stock Fund	2,937,669	—
Hartford Schroders Tax-Aware Bond Fund	—	—
Hartford Schroders US MidCap Opportunities Fund	—	—
Hartford Schroders US Small Cap Opportunities Fund	4,698,640	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

The Hartford Growth Opportunities Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$6,004,143	$—	$—	$—	$6,004,143

Total Borrowings	$6,004,143	$—	$—	$—	$6,004,143

Gross amount of recognized liabilities for securities lending transactions					$6,004,143

The Hartford Small Cap Growth Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$2,995,664	$—	$—	$—	$2,995,664

Total Borrowings	$2,995,664	$—	$—	$—	$2,995,664

Gross amount of recognized liabilities for securities lending transactions					$2,995,664

Hartford Schroders Emerging Markets Equity Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$1,231,230	$—	$—	$—	$1,231,230

Total Borrowings	$1,231,230	$—	$—	$—	$1,231,230

Gross amount of recognized liabilities for securities lending transactions					$1,231,230

Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Corporate Bonds	$581,638	$—	$—	$—	$581,638
Foreign Government Obligations	928,812	—	—	—	928,812

Total Borrowings	$1,510,450	$—	$—	$—	$1,510,450

Gross amount of recognized liabilities for securities lending transactions					$1,510,450

Hartford Schroders International Multi-Cap Value Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$22,066,200	$—	$—	$—	$22,066,200

Total Borrowings	$22,066,200	$—	$—	$—	$22,066,200

Gross amount of recognized liabilities for securities lending transactions					$22,066,200

Hartford Schroders International Stock Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$2,937,669	$—	$—	$—	$2,937,669

Total Borrowings	$2,937,669	$—	$—	$—	$2,937,669

Gross amount of recognized liabilities for securities lending transactions					$2,937,669

Hartford Schroders Securitized Income Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Reverse Repurchase Agreements
Asset & Mortgage Backed Securities	$—	$—	$13,146,804	$—	$13,146,804

Total Borrowings	$—	$—	$13,146,804	$—	$13,146,804

Gross amount of recognized liabilities for reverse repurchase agreements					$13,146,804

Hartford Schroders US Small Cap Opportunities Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$4,698,640	$—	$—	$—	$4,698,640

Total Borrowings	$4,698,640	$—	$—	$—	$4,698,640

Gross amount of recognized liabilities for securities lending transactions					$4,698,640

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.